UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway,

Suite 310

Leawood, KS 66221

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 1/31

Date of reporting period: 1/31/14

Item 1. Reports to Stockholders.

Golub Group Equity Fund

Annual Report

January 31, 2014

Fund Adviser:

Golub Group, LLC

1850 Gateway Drive, Suite 100

San Mateo, CA 94404

Toll Free (866) 954-6682

TO OUR FELLOW SHAREHOLDERS:

The past several years have seen a strong recovery of stock prices in general from the depths of 2009, as investors realized that the world was not really coming to an end. The bull market was also aided by unprecedented fiscal and monetary stimulus designed both to jump start the economy and to force investors out of cash and into riskier assets like equities and real estate. Sadly, the majority of individual investors sat out this nearly five-year bull market, either by remaining in cash and earning nothing, or by going into bonds and earning very little. Never, during our careers, have so few people participated in a market that has gone up so much.

Going forward, the stock market tailwinds that investors have enjoyed will likely lose their strength. Our government is looking for ways to cut its budget deficit and the Federal Reserve will inevitably reduce the amount of stimulus it provides through its monetary policy. Meanwhile, companies will find it harder to increase their profit margins, and will need to be creative in finding new avenues to grow revenues. In this new environment, active managers—otherwise known as stock pickers—should have an advantage over passive index managers. It will require extensive research to separate those companies that have an edge and can grow their intrinsic worth at an attractive rate, and whose shares offer value at prevailing prices. We’ve got our work cut out for us, but we’re up to the task. This is what we’ve designed the organization to do.

We want to be clear that we do not think that the stock market overall is experiencing a bubble. Rather, we are cautiously optimistic that the market will experience gains in 2014. Stock valuations are well within historical norms. The conditions that resulted in the devastating losses in the market in 2000 and 2008 were very different from those we face today. Banks and corporations are stronger and more liquid than they have been in over a quarter century. The world has opened up, offering access to growing markets everywhere. Industry in the United States has been given a terrific boost by a revolution in the technology used for hydrocarbon extraction, including hydraulic fracturing. Fracking, as it is known, may be controversial, but there is no denying that it has had a major impact on the competitiveness of our industrial sector in global markets. Further, our country’s competitiveness against emerging industrial economies has been aided by the fact that wage rates have been stagnant here, while increasing at a rapid rate over there. And there is absolutely no denying that a vast majority of useful technological advancements are born here and are the source of tremendous wealth creation. Emerging markets also play a critical role in the global economy, and in our investment thinking. Billions of well-educated people, who had been trapped in economic systems for decades that allowed no upward mobility, are now able to seek a better standard of living. This is tremendous fuel for global economic growth for decades to come. For the stock-picker, this is fertile ground to search the globe for opportunities.

Given the uncertainty in the macro environment, and the elevated valuations on equities in general, we believe that good, old-fashioned stock picking is needed to protect and grow wealth in this environment. Success in our mind requires picking quality businesses that have avenues for growth, that have durable financial strength, and that offer all of this at a great price.

In closing, we appreciate your confidence in us. The true intent of the Golub Group Equity Fund is to provide a means by which our investors can build their wealth over the long term. We look forward to achieving this with you.

Sincerely,

Golub Group, LLC

1

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE FOR THE FISCAL YEAR ENDING JANUARY 31, 2014

The Golub Group Equity Fund returned 20.20% for the fiscal year ending January 31, 2014. In comparison, our benchmark, the S&P 500 Index (“S&P 500”)*, gained 21.51% during the same period. Since inception on April 1, 2009, the Fund has returned 117.64% as compared to the 147.56% return of the benchmark.

Performance for the period was led by strong returns from the Industrials, Financials and Technology sectors. The portfolio benefited most from its overweight allocation to Industrials (13.6% of portfolio weight vs. 11.0% benchmark weight) which was the second best performing sector in the S&P 500 and continues to benefit from the improving U.S. and global economy. Financials, which remain our largest overweight (22.2% of portfolio weight vs. 15.1% benchmark weight), were also positive contributors largely due to their strengthened capital positions and continued signs of a willingness and ability to return capital to shareholders via dividends and share repurchases. Our Technology holdings continued their strong performance with several of our top performing stocks driving results. Google, Microsoft and Fiserv, all Technology holdings, were the largest positive contributors and returned 56.3%, 35.7% and 39.6% respectively. Bank of New York Mellon ended the period as our largest holding followed by General Electric, Google and Berkshire Hathaway.

The largest detractor to performance was attributable to our cash position, which was at 10.4% of the Fund at the close of the period and generated virtually no return. In addition, the Fund’s underweight position in the Consumer Cyclical sector (2.8% of portfolio weight vs. 10.8% benchmark weight) acted as a drag as the Consumer Cyclical sector was a strong performer on rebounding consumer confidence and spending. Chevron was the only security that had a negative return during the period.

During the period, we added the following nine (9) new positions to the Fund: American International Group, Bank of America, Coca-Cola, eBay, Hospira, National Oilwell Varco, Northrop Grumman, Parker-Hannifin, Franklin and Qualcomm. During the period we sold the following seven (7) positions in their entirety: Charles Schwab, ConocoPhillips, Franklin Resources, Lowes, Medtronic, Paychex, and Proctor & Gamble.

In addition to the stock and security selection, the advisor’s decision to waive fees and reimburse expenses to the Fund due to the expense limitation cap impacted performance. Had the advisor not waived and reimbursed these expenses, the performance of the Fund would have been lower.

We remain focused on our long term discipline of investing in high-quality, large-cap, dividend-paying businesses that trade at attractive valuations and are confident that our style of investing is particularly well-suited for the period ahead.

Sincerely,

Golub Group, LLC

*	The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Annual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

2

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Fund at 1-866-954-6682. Fee waivers and expense reimbursements have positively impacted Fund performance. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s Prospectus contains this and other important information. For information on the Fund’s expense ratio, please see the Financial Highlights Table found within the accompanying Annual Report.

3

Investment Results – (Unaudited)

Total Returns*

(For the periods ended January 31, 2014)

		Average Annual
	1 Year	3 Year	Since Inception (April 1, 2009)

Golub Group Equity Fund	20.20%	12.80%	17.44%

S&P 500(R) Index**	21.52%	13.93%	20.61%

Total annual operating expenses, as disclosed in the most recent supplement to the Fund’s prospectus, were 1.58% of average daily net assets (1.26% after fee waivers/expense reimbursements by the Adviser.) The Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund until May 31, 2014, so that Total Annual Fund Operating Expenses do not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Fees and Expense of Acquired Funds,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-954-6682.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

4

Comparison of the Growth of $10,000 Investment in the

Golub Group Equity Fund and the S&P 500 Index®

(Unaudited)

The chart above assumes an initial investment of $10,000 made on April 1, 2009 (commencement of Fund operations) and held through January 31, 2014. The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-866-954-6682. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

5

Fund Holdings – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Golub Group Equity Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the entire period from August 1, 2013 to January 31, 2014.

6

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Golub Group Equity Fund	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period Ended January 31, 2014
Actual*	$1,000.00	$1,055.40	$6.48
Hypothetical**	$1,000.00	$1,018.90	$6.36

*	Expenses are equal to the Fund’s annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365.
**	Assumes a 5% return before expenses.

7

Golub Group Equity Fund

Schedule of Investments

January 31, 2014

	Shares	Fair Value
Common Stocks — 89.76%

Consumer Discretionary — 2.76%
General Motors Co. *	31,400	$1,132,912

Consumer Staples — 9.46%
Anheuser-Busch InBev NV ADR	11,775	1,129,105
Coca-Cola Co./The	30,500	1,153,510
Diageo PLC ADR	4,225	507,211
PepsiCo, Inc.	13,650	1,096,914

		3,886,740

Energy — 9.87%
Chevron Corp.	8,675	968,390
Devon Energy Corp.	14,875	880,898
Exxon Mobil Corp.	8,550	787,968
National Oilwell Varco, Inc.	18,900	1,417,689

		4,054,945

Financials — 22.18%
American International Group, Inc.	24,425	1,171,423
Bank of America Corp.	76,425	1,280,119
Bank of New York Mellon Corp./The	61,700	1,971,932
Berkshire Hathaway, Inc. - Class B *	13,725	1,531,710
Citigroup, Inc.	24,550	1,164,406
U.S. Bancorp	24,700	981,331
Wells Fargo & Co.	22,350	1,013,349

		9,114,270

Health Care — 8.18%
Hospira, Inc. *	21,400	941,814
Johnson & Johnson	13,050	1,154,533
Teva Pharmaceutical Industries Ltd. ADR	28,350	1,265,260

		3,361,607

Industrials — 13.60%
FedEx Corp.	6,550	873,246
General Electric Co.	65,200	1,638,476
Northrop Grumman Corp.	8,700	1,005,285
Parker Hannifin Corp.	7,200	816,264
United Parcel Service, Inc. - Class B	6,298	599,759
United Technologies Corp.	5,725	652,765

		5,585,795

See accompanying notes which are an integral part of these financial statements.

8

Golub Group Equity Fund

Schedule of Investments (continued)

January 31, 2014

	Shares	Fair Value
Information Technology — 23.71%
Apple, Inc.	2,320	$1,161,392
Cisco Systems, Inc.	47,950	1,050,585
eBay, Inc. *	16,100	856,520
Fiserv, Inc. *	23,650	1,325,582
Google, Inc. - Class A *	1,325	1,564,785
Intel Corp.	48,250	1,184,055
Microsoft Corp.	35,325	1,337,051
QUALCOMM, Inc.	17,000	1,261,740

		9,741,710

Total Common Stocks (Cost $28,249,409)		36,877,979

Money Market Securities — 10.67%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.08% (a)	4,382,849	4,382,849

Total Money Market Securities (Cost $4,382,849)		4,382,849

Total Investments – 100.43% (Cost $32,632,258)		$41,260,828

Liabilities in Excess of Other Assets – (0.43)%		(176,600)

TOTAL NET ASSETS – 100.00%		$41,084,228

(a)	Rate disclosed is the seven day yield as of January 31, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

9

Golub Group Equity Fund

Statement of Assets and Liabilities

January 31, 2014

Assets
Investments in securities, at fair value (cost $32,632,258)	$41,260,828
Receivable for fund shares sold	22,510
Dividends receivable	9,721
Tax reclaims receivable	203
Prepaid expenses	4,507

Total Assets	41,297,769

Liabilities
Payable for fund shares redeemed	151,360
Payable to Adviser	30,408
Payable to administrator, fund accountant, and transfer agent	8,325
Payable to custodian	2,490
Other accrued expenses	20,958

Total Liabilities	213,541

Net Assets	$41,084,228

Net Assets consist of:
Paid-in capital	$31,207,479
Accumulated undistributed net investment loss	(12,635)
Accumulated undistributed net realized gain from investments	1,260,814
Net unrealized appreciation on investments	8,628,570

Net Assets	$41,084,228

Shares outstanding (unlimited number of shares authorized, no par value)	2,289,997

Net asset value, offering and redemption price per share	$17.94

See accompanying notes which are an integral part of these financial statements.

10

Golub Group Equity Fund

Statement of Operations

For the year ended January 31, 2014

Investment Income
Dividend income (net of foreign taxes withheld of $17,239)	$680,883
Interest income	2,524

Total investment income	683,407

Expenses
Investment Adviser	374,142
Administration	35,836
Fund accounting	25,000
Transfer agent	31,636
Legal	13,728
Registration	7,934
Custodian	10,350
Audit	15,000
Trustee	7,090
Insurance	3,595
Pricing	813
Printing	10,353
24f-2	530
CCO	3,000
Miscellaneous	3,326

Total expenses	542,333

Fees waived by Adviser	(74,349)

Net operating expenses	467,984

Net investment income	215,423

Net Realized and Unrealized Gain on Investments
Net realized gain on investment securities	2,997,985
Net change in unrealized appreciation of investment securities	3,420,746

Net realized and unrealized gain on investment securities	6,418,731

Net increase in net assets resulting from operations	$6,634,154

See accompanying notes which are an integral part of these financial statements.

11

Golub Group Equity Fund

Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	January 31, 2014	January 31, 2013
Increase in Net Assets due to:
Operations
Net investment income	$215,423	$267,166
Net realized gain on investment securities	2,997,985	1,167,364
Net change in unrealized appreciation of investment securities	3,420,746	2,848,773

Net increase in net assets resulting from operations	6,634,154	4,283,303

Distributions
From net investment income	(220,112)	(288,218)
From net realized gains	(1,972,205)	(715,029)

Total distributions	(2,192,317)	(1,003,247)

Capital Transactions
Proceeds from shares sold	7,788,369	9,029,658
Reinvestment of distributions	2,192,317	1,003,247
Amount paid for shares redeemed	(5,855,754)	(4,741,918)

Net increase in net assets resulting from capital transactions	4,124,932	5,290,987

Total Increase in Net Assets	8,566,769	8,571,043

Net Assets
Beginning of year	32,517,459	23,946,416

End of year	$41,084,228	$32,517,459

Accumulated undistributed net investment loss included in net assets at end of year	$(12,635)	$(7,946)

Share Transactions
Shares sold	438,267	598,533
Shares issued in reinvestment of distributions	121,931	67,151
Shares redeemed	(333,667)	(313,222)

Net increase from share transactions	226,531	352,462

See accompanying notes which are an integral part of these financial statements.

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Golub Group Equity Fund

Financial Highlights

(For a share outstanding during each period)

	For the Year	For the Year	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended	Ended
	January 31, 2014	January 31, 2013	January 31, 2012	January 31, 2011	January 31, 2010(a)
Selected Per Share Data
Net asset value, beginning of period	$15.76	$14.00	$14.58	$12.85	$10.00

Investment operations:
Net investment income (b)	0.10	0.14	0.15	0.11	0.11
Net realized and unrealized gain on investments	3.09	2.12	0.20	2.09	2.83

Total from investment operations	3.19	2.26	0.35	2.20	2.94

Less distributions to shareholders:
From net investment income	(0.10)	(0.14)	(0.14)	(0.09)	(0.09)
From net realized gains	(0.91)	(0.36)	(0.79)	(0.38)	—	(c)

Total distributions	(1.01)	(0.50)	(0.93)	(0.47)	(0.09)

Net asset value, end of period	$17.94	$15.76	$14.00	$14.58	$12.85

Total Return (d)	20.20%	16.34%	2.65%	17.20%	29.37	%(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$41,084	$32,517	$23,946	$19,574	$9,390
Ratio of expenses to average net assets after expense waiver and reimbursement	1.25%	1.25%	1.25%	1.25%	1.25	%(f)
Ratio of expenses to average net assets before expense waiver and reimbursement	1.45%	1.57%	1.75%	2.21%	3.45	%(f)
Ratio of net investment income to average net assets after expense waiver and reimbursement	0.58%	0.95%	1.03%	0.82%	1.07	%(f)
Ratio of net investment income to average net assets before expense waiver and reimbursement	0.38%	0.63%	0.53%	(0.14)%	(1.13	)%(f)
Portfolio turnover rate	29.83%	16.79%	27.33%	23.15%	8.58	%(e)

(a)	For the period from April 1, 2009 (Commencement of Operations) to January 31, 2010.
(b)	Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(c)	Distributions to shareholders resulted in less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

13

Golub Group Equity Fund

Notes to the Financial Statements

January 31, 2014

NOTE 1. ORGANIZATION

The Golub Group Equity Fund (the “Fund”) was organized as an open-end diversified series of the Valued Advisers Trust (the “Trust”) on April 1, 2009. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Golub Group, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended January 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for the last four tax year ends and the interim tax period since then.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

14

Golub Group Equity Fund

Notes to the Financial Statements – continued

January 31, 2014

Dividends and Distributions – The Fund intends to distribute all or substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. There were no such material reclassifications made as of January 31, 2014.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

15

Golub Group Equity Fund

Notes to the Financial Statements – continued

January 31, 2014

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2014:

	Valuation Inputs
Assets	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$36,877,979	$—	$—	$36,877,979
Money Market Securities	4,382,849	—	—	4,382,849

Total	$41,260,828	$—	$—	$41,260,828

*	Refer to the Schedule of Investments for industry classifications.

16

Golub Group Equity Fund

Notes to the Financial Statements – continued

January 31, 2014

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. During the year ended January 31, 2014, the Fund had no transfers between any Levels. The Fund did not hold any derivative instruments during the reporting period 2014.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the fiscal year ended January 31, 2014, the Adviser earned a fee of $374,142 from the Fund before the reimbursement described below. At January 31, 2014, the Fund owed the Adviser $30,408.

The Adviser has contractually agreed to waive or limit its fee and reimburse certain Fund operating expenses, until May 31, 2014, so that the ratio of total annual operating expenses does not exceed 1.25%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution under Rule 12b-1, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. For the year ended January 31, 2014, the Adviser waived fees of $74,349.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at January 31, 2014 are as follows:

Amount	Recoverable through January 31,
$107,613	2015
$91,129	2016
$74,349	2017

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the fiscal year ended January 31, 2014, HASI earned fees of $35,836 for administrative services provided to the Fund. At January 31, 2014, HASI was owed $3,321 from the Fund for administrative services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the fiscal year ended January 31, 2014, HASI earned fees of $31,636 for transfer agent services to the Fund. At

17

Golub Group Equity Fund

Notes to the Financial Statements – continued

January 31, 2014

January 31, 2014, the Fund owed HASI $2,921 for transfer agent services. For the fiscal year ended January 31, 2014, HASI earned fees of $25,000 from the Fund for fund accounting services. At January 31, 2014, HASI was owed $2,083 from the Fund for fund accounting services.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not active and will not be activated prior to May 31, 2014.

Unified Financial Securities, Inc. acts as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the fiscal year ended January 31, 2014. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

NOTE 5. INVESTMENTS

For the fiscal year ended January 31, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Amount
Purchases
U.S. Government Obligations	$—
Other	$10,360,023
Sales
U.S. Government Obligations	$—
Other	$10,489,447

At January 31, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$8,807,824
Gross (Depreciation)	(179,773)

Net Appreciation (Depreciation) on Investments	$8,628,051

At January 31, 2014, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $32,632,777 for the Fund.

18

Golub Group Equity Fund

Notes to the Financial Statements – continued

January 31, 2014

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At January 31, 2014, Charles Schwab owned, as record shareholder, 95.03% of the outstanding shares of the Fund. The Trust does not know whether Charles Schwab or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 8. FEDERAL TAX INFORMATION

On December 13, 2013, the Fund paid an income distribution of $0.101018 per share, a short-term capital gain distribution of $0.111788, and a long-term capital gain distribution of $0.793335 per share to shareholders of record on December 12, 2013.

The tax characterization of distributions for the fiscal periods ended January 31, 2014 and January 31, 2013, was as follows:

	2014	2013
Distributions paid from:
Ordinary Income*	$463,691	$283,345
Long-Term Capital Gain	1,728,626	719,902

	$2,192,317	$1,003,247

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$33,518
Undistributed long-term capital gains	1,227,815
Accumulated capital and other losses	(12,635)
Unrealized appreciation (depreciation)	8,628,051

$9,876,749

At January 31, 2014, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales in the amount of $519.

19

Golub Group Equity Fund

Notes to the Financial Statements – continued

January 31, 2014

Under current tax law, net investment losses realized after December 31 and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund deferred losses as follows:

Late Year Ordinary Loss
Golub Group Equity Fund	$12,635

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENT

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, and at a Board meeting held March 11-12, 2014, Carol J. Highsmith was appointed to serve as Secretary to the Trust replacing Heather A. Bonds, who resigned as the Secretary of the Trust effective March 7, 2014.

Further, on March 13, 2014, the Trust, on behalf of the Fund, filed a proxy statement with the Securities and Exchange Commission noting that a special meeting of shareholders of the Fund is scheduled to take place on May 21, 2014 for the purpose of voting on (i) the approval of an advisory agreement between the Trust and the Adviser to the Fund, with respect to the Fund and (ii) the approval and ratification of the retention of payments of certain advisory fees for services provided by the Adviser and the right to recoup advisory fees waived and/or expenses reimbursed to the Fund by the Adviser. Shareholder approvals are being sought due to a change in control of the Adviser that occurred on October 1, 2013. At a special meeting of the Board of Trustees held on February 13, 2014, the Board approved an interim investment advisory agreement with the Adviser so it may continue to provide advisory services to the Fund. At its regular quarterly meeting held on March 11-12, 2014, the Board of Trustees approved a new investment advisory agreement with the Adviser pending shareholder vote.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Golub Group Equity Fund

(Valued Advisers Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Golub Group Equity Fund (the “Fund”), a series of the Valued Advisers Trust, as of January 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended prior to January 31, 2012, were audited by other auditors whose report dated March 22, 2011 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Golub Group Equity Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

March 31, 2014

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TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

The following table provides information regarding each of the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Ira Cohen, 54, Independent Trustee, June 2010 to present.	Independent financial services consultant (Feb. 2005 - present).

Andrea N. Mullins, 46, Independent Trustee, December 2013 to present.	Private investor; Principal Financial Officer, Treasurer and Vice President, Eagle Asset Management, Inc. (investment adviser) (2004 – 2010).

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	The Trust consists of 14 series.

The following table provides information regarding the Trustee who is considered an “interested person” of the Trust, as that term is defined under the 1940 Act. Based on the experience of the Trustee, the Trust concluded that the individual described below should serve as a Trustee.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 49, Trustee and Chairman, June 2010 to present.	Trustee, Valued Advisers Trust since June 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer of Dreman Contrarian Funds from March 2011 to February 2013; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	The Trust consists of 14 series.

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The following table provides information regarding the Officers of the Trust:

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 49, Principal Executive Officer and President, February 2010 to present.	Trustee, Valued Advisers Trust since June 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer of Dreman Contrarian Funds from March 2011 to February 2013; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010.

John C. Swhear, 52, Chief Compliance Officer, AML Officer and Vice President, August 2008 to present.	Vice President of Legal Administration and Compliance for Huntington Asset Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Interim President of the Unified Series Trust since March 2012, and Senior Vice President from May 2007 to March 2012; Secretary of Huntington Funds from April 2010 to February 2012; President and Chief Executive Officer of Dreman Contrarian Funds from March 2010 to March 2011, and Vice President and Acting Chief Executive Officer, 2007 to March 2010.

Carol J. Highsmith, 49, Vice President, August 2008 to present and Secretary, March 2014 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since November of 1994; currently Vice President of Legal Administration.

Matthew J. Miller, 37, Vice President, December 2011 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since July of 1998; currently Vice President of Relationship Management; Vice President of Huntington Funds since February 2010.

Bryan W. Ashmus, 41, Principal Financial Officer and Treasurer, December 2013 to present	Vice President, Financial Administration, Huntington Asset Services, Inc., since September 2013; Chief Financial Officer and Treasurer, The Huntington Strategy Shares and The Huntington Funds Trust since November 2013; Vice President, Treasurer Services, Citi Fund Services Ohio, Inc., 2005 to 2013.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	The Trust consists of 14 series.

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Other Information

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (866) 954-6682 to request a copy of the SAI or to make shareholder inquiries.

Management Agreement Renewal – (Unaudited)

At a meeting held on September 16-17, 2013, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust and Golub Group, LLC (the “Adviser”) with respect to the Golub Group Equity Fund (the “Fund”). Counsel noted that the 1940 Act requires the approval of the investment advisory agreement between the Trust and its investment adviser by the Board, including a majority of the Independent Trustees. The Board discussed the arrangements between the Adviser and the Trust with respect to the Fund. The Board reviewed a memorandum from Counsel, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Agreement. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Mr. Lively discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the renewal of the Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Agreement, including: (i) reports regarding the services and support provided to the Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Fund by personnel of the Adviser; (iii) commentary on the reasons for the performance; (iv) presentations by the Adviser addressing its investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund and composite performance of other accounts managed by the Adviser; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) conflicts of interest and benefits to be realized by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

1.

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the Adviser’s responsibilities under the Advisory Agreement. The Trustees considered the services being provided by the Adviser to the Fund including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities),

24

its process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, its coordination of services for the Fund among the Fund’s service providers, and its efforts to promote the Fund and grow its assets. The Trustees considered the Adviser’s continuity of, and commitment to retain, qualified personnel and the Adviser’s commitment to maintain its resources and systems, and the Adviser’s continued cooperation with the Independent Trustees and Counsel for the Fund. The Trustees considered the Adviser’s personnel, including the education and experience of the Adviser’s personnel. After considering the foregoing information and further information in the Meeting materials provided by the Adviser (including the Adviser’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser were satisfactory.

2.	Investment Performance of the Fund and the Adviser. In considering the investment performance of the Fund and the Adviser, the Trustees compared the short-term performance, as well as the 1 year, 3 year and since inception annualized returns of the Fund with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data and composite data of other accounts managed by the Adviser. The Trustees also considered the consistency of the Adviser’s management of the Fund with its investment objective, strategies, and limitations. The Trustees noted that the Fund’s performance was lower than some, but higher than others as of the most recent quarter ended July 31, 2013. The Trustees noted that since inception returns showed that the Fund outperformed nearly all of its peers and had above average performance in its category. The Board concluded that the investment performance of the Fund and the Adviser was satisfactory.

3.	The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund. In considering the costs of services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, the Trustees considered: (1) the Adviser’s financial condition; (2) the asset level of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser regarding its profits associated with managing the Fund. The Trustees also considered potential benefits for the Adviser in managing the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other comparable mutual funds. The Trustees noted that the Fund’s management fee tended to be toward the higher end of the comparable mutual funds although the overall expense ratio of the Fund was lower than some of the specifically identified comparable funds and higher than others. It was noted that the Adviser would continue to cap operating expenses of the Fund at 1.25%. Based on the foregoing, the Board concluded that the fees to be paid to the Advisery the Fund and the profits to be realized by the Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services that the Adviser was required to provide under the investment advisory agreement.

4.	The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered the Fund’s fee arrangements with the Adviser. The Board considered that while the management fee remained the same at all asset levels, the Fund’s shareholders had experienced benefits from the Fund’s expense limitation arrangement. The Trustees also noted that the Fund’s shareholders would continue to benefit from the economies of scale under the Fund’s agreements with service providers other than the Adviser. In light of its ongoing consideration of the Fund’s asset levels, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable at this time.

5.

Possible conflicts of interest and benefits to the Adviser. In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Adviser’s other accounts; and the substance and administration of the Adviser’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to the Adviser’s potential conflicts of interest. The Trustees also considered the Adviser’s practices regarding brokerage and portfolio transactions, including particularly the Adviser’s practice for seeking best

25

execution for the Fund’s portfolio transactions. The Trustees noted that the Adviser benefited from the Fund in that it is able to utilize the Fund as a vehicle into which to direct advisory clients with small account balances and that the Adviser was benefited by managing a public fund with credibility among its advisory clients. Based on the foregoing, the Board determined that the Adviser’s standards and practices of the Adviser relating to the identification and mitigation of potential conflicts of interest and the benefits that it derives from managing the Fund are acceptable.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined to approve the continuation of the Agreement between the Trust and the Adviser.

26

Additional Federal Income Tax Information (Unaudited):

For the year ended January 31, 2014, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%.

For the taxable year ended January 31, 2014, the Fund paid qualified dividend income of 100%.

For the taxable year ended January 31, 2014, the percentage of ordinary income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations was 100%.

For the year ended January 31, 2014, the Fund designated $1,728,626 as long-term capital gain distributions and $243,579 as short-term capital gain distributions.

27

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies is available without charge upon request by (1) calling the Fund at (866) 954-6682 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

INVESTMENT ADVISER

Golub Group, LLC

1850 Gateway Drive, Suite 100

San Mateo, CA 94404

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.,

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Pkwy, Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

28

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder holds shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•	Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•	Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information A Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

29

ANNUAL REPORT

January 31, 2014

Angel Oak Multi-Strategy Income Fund

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW

Suite 500

Atlanta, GA 30305

(404) 953-4902

Letter to Shareholders

Dear Angel Oak Investor:

On behalf of the team here at Angel Oak Capital Advisors, LLC, we are pleased to provide you with this Annual Report. Last year marked another historic year for Angel Oak, surpassing $3 billion of assets under management. Our portfolio management desk continues to strive for high risk-adjusted returns in this volatile, low interest rate environment. We would like to thank you for your continued support of Angel Oak Capital Advisors, LLC and the Angel Oak Multi-Strategy Income Fund.

Respectfully,

Angel Oak Capital Advisors, LLC

Brad Friedlander

Head Portfolio Manager

Co-Founder, Managing Partner

Ashish Negandhi

Portfolio Manager

Managing Director

Berkin Kologlu

Portfolio Manager

Managing Director

2013 Financial Market Highlights

Many factors drove the investment returns of the mutual fund throughout the last year. The improving economic environment, dovish monetary policy, rising home prices, and volatility interest rates all affected U.S. fixed income markets, and more appropriately for this discussion, assets held in the Fund.

Home prices continued to improve throughout 2013 even in the face of rising mortgage rates. We believe this trend should continue as the leading indicators of the housing market point to a positive outlook: housing affordability remains near record highs, existing housing supply is rapidly declining each month, and the US consumer’s balance sheet continues to strengthen. This overall improvement in housing fundamentals has benefited the Fund’s allocation to private label mortgage-backed securities by lowering future loss expectations and boosting current prices.

The main focus within the non-agency Residential Mortgage-backed Securities (“RMBS”) asset class was senior pay, maximum subordinated tranches with Prime and Alt-A underlying collateral.

In addition to non-agency mortgages, the Fund had a diverse allocation to other fixed income asset classes, including; Commercial Mortgage-backed Securities (“CMBS”), Collateralized Loan Obligations (“CLOs”) and Esoteric Asset Backed Securities (Esoteric ABS). Fixed rate fixed income assets underperformed in 2013 given the steepening of the yield curve, which did hamper returns for those fixed income assets held in the Fund. However, the Fund was mostly allocating to floating rate assets, which outperformed the Fund’s benchmark during the volatile interest rate environment of 2013.

Prices across the non-agency RMBS sectors held in the Fund increased approximately 5%-15% throughout last year. In this context, we favor non-agencies for their high risk-adjusted return potential, focusing on specific sectors and sub-sectors that we believe provide strong opportunities for high income and price appreciation as risk premiums continue to decline. We believe there are pockets of value in non-agencies that should remain undervalued even as the fundamentals have already increased.

The following is a discussion on our current views and outlook for 2014.

The Economic Picture in 2014

We have not strayed from our belief that this will be an extended economic cycle, albeit one that continues to be grinding in nature. We think 2014 growth will beat consensus expectations of 2.6% GDP for 2014. Why the upbeat view? We refuse to believe home equity strength and stock market wealth will not translate into a stronger consumer, and in turn, a stronger economy. There has been an $8 trillion increase in household wealth over the last 12 months from rising stock and home prices which we feel will continue to feed its way into bottom-line growth. However, we are also pragmatic and have grown accustomed to disappointing follow-through, which is why we believe GDP growth will largely be capped in the 3% range. Money velocity in the American economy is still a problem and the slack that still exists has translated into an incredibly low inflation rate (which we discuss later).

In 2013, the reinstatement of the payroll tax on employees cost the economy roughly $160 billion. Other fiscal belt tightening added another $104 billion in lost potential. Perhaps the outgoing Fed Chairman said it best recently in a Philadelphia speech: “The combination of financial healing, greater balance in the housing market, less fiscal restraint, and of course, continued monetary policy accommodation bodes well for US economic growth in coming quarters. Of course, if the experience of the past few years teaches us anything, it is that we should be cautious in our forecasts.” 2014 is likely to present significantly fewer headwinds from a political standpoint versus the year prior. One gets a sense the deadlock in Washington having shot the economy in the foot was perhaps Ben Bernanke’s greatest sense of frustration, while the Fed did everything in its power to bolster economic confidence. With the impacts of 2013’s sequestration long past, the political vitriol somewhat reduced, and a mild agreement over the budget from Paul Ryan and Patty Murray, the waters feel noticeably calmer. Call us crazy, but there seemed to be some modest bipartisan effort there.

So, there are a multitude of reasons for confidence. Rebuilding and regrowth through housing is a clear trend. The wealth impact to American homeowners who were once underwater and are now in a positive equity position is meaningful. These individuals, also bolstered by stock market gains, may now spend more freely than in years past. Alongside such individuals is the spending by state and local governments, which contributed nothing in 2013 and was a detractor in 2012, but could provide another 0.25% kicker this year as states and municipalities are collecting more income and property taxes as each year passes.

The net of our thinking is a growing economy with points of strength (housing and energy), but still lacking in many respects. We continue to feel the economic momentum will build gradually and in a choppy fashion. Confidence almost always builds slowly, and this recovery is particularly protracted with much of Main Street USA still not feeling fully empowered to create and consume. Another interesting dynamic exists as the global growth story is mixed. While central banks were once synchronized in near emergency gestures of accommodation, they are now moving in different directions. The Fed is reducing quantitative easing, while the Bank of England is attempting to cool its housing market. Meanwhile, the ECB and Bank of Japan are trying to fight potential deflation and have intensified asset purchases. This diversion from synchronized global monetary policy is not necessarily a major risk to global growth, but we expect it to increase rate volatility globally as rate markets attempt to normalize. Recently, emerging markets have shown weakness as many local currencies were hit. Our thoughts about the economy translate into our views on interest rates. Increased rate volatility abroad increases risks for investors with larger sensitivities to interest rates.

Interest Rates and the Fed

It was a year ago that Angel Oak began to speak more urgently about preparing for a higher interest rate environment and 2013 provided the first dose of higher rates. The Fed proved to be slightly less accommodative via QE tapering, all manifesting in a steeper yield curve. For 2014, we expect interest rates to be largely range-bound through the year, but we do expect some break out as the year unfolds. Internally, we collected 10-year yield predictions for 2014. As with most investors, the December 2014 prediction had a wide range, from 2.50% to as has high as 3.99%, while the average prediction was south of 3% for the first half of 2014 until edging closer to 3.30% in the fourth quarter. Our opinions on rates are a function of our views on inflation, unemployment, and the Fed. Price pressures are still extraordinarily weak with inflation uniformly grounded and we do not expect that to change anytime soon. However, this presents the risk of complacency, as any inflationary dialogue among investors and TV pundits is completely dormant. It’s hard to imagine inflation falling any lower. As such, even a marginal uptick in the coming months, possibly coming from rents and wages, coupled with better GDP and steadily improving unemployment figures opens the window for at least a pick-up in the rhetoric. Add to that a fervently dovish Fed Chair Janet Yellen, and it’s easy to envision bond vigilantes growing frustrated and pushing 10-year and 30-year interest rates higher in a fizzling out of Yellen’s honeymoon phase. A wild prediction perhaps, but this could represent Dr. Yellen’s true initiation into the fold. We believe the Fed is clear in its views that deflation actually remains a greater risk than inflation in the current environment.

Still, the specter of higher interest rates continues to be the greatest risk to traditional fixed income assets. We feel it is critical to demonstrate any expected impact to Angel Oak investment strategy. If rates spike another 50, 100, 200 basis points, what does that mean?

The “taper tantrum” events in the middle of 2013 surrounding the Fed policy-centered decision actually bled to a credit or “risk off” event and jolted investor confidence. All credit markets, including non-agency MBS, sold off in response. Nonetheless, the proverbial band-aid was ripped off, and after several months, the markets gradually learned that tapering can be a positive sign of a growing and independent economy. The chart below shows the volatile movements of the 10-year Treasury and the NAV of the Angel Oak Multi-Strategy Income Fund as an indication of credit risk during this telling time. The June/July reaction represented an extraordinarily stressed and uncertain environment, while the period from August-to-present day was much more rational, even in light of bouts in rising rates. Fund values have been stable, and rising, through roughly 50 basis points in interest rate volatility. We believe that is indicative of future credit market reactions to interest rate spikes in the near future.

There are other benefits to a rising rate environment across Angel Oak portfolios. Floating rate coupons will rise along with interest rates. This is likely to coincide with the Fed eventually tightening interest rate policy. As we have pointed out often, we anticipate such an environment to spur higher prepayment activity in the large concentration of adjustable rate mortgages we have invested in as borrowers look to lock in fixed rate home loans. As a discounted buyer of mortgage assets, this acts essentially as a call back to par with each pay down. Both the rising coupon and prepay activity resulted in increased cash flows. Because floating rate assets are priced relative to a forward yield curve, higher expected future rates equate to higher current prices. It’s with that same perspective that we anticipate further large interest rate spikes to be most likely tied to the economic growth story, improving credits, and lower unemployment in the US. This should bode well for the Fund’s credit investments.

Meanwhile, the markets have become clearer in distinguishing the difference between tapering and tightening. With that, we expect short-term interest rates to remain grounded, which presents a difficult environment for investors.

Areas of Investment Focus for 2014

With short term interest rates still anchored, a steep yield curve, and the specter of higher interest rates, investors remain in a tough predicament. Angel Oak has tackled that challenge through the use of credit-intensive bonds as the preferred way to earn attractive income and investing in largely discounted assets with upside potential. These bonds should also help investors transition to an environment where the Fed will be less accommodative.

The Angel Oak investment team scours the fixed income markets for opportunities in areas we believe can best accomplish investor goals. We pit each sector against one another in a relative value exercise, constantly challenging ourselves with the most critical questions. Where is the greatest relative value? Which sector will be the total return winner in 2014? Which spaces in fixed income represent more of a carry (income) play versus an investment with upside? Non-agency MBS was at one time the clear winner by many lengths above other areas. But that gap is closing, and we are adjusting and currently finding opportunities within Collateralized Loan Obligations (CLO’s), Commercial Mortgage Backed Securities (CMBS), and Esoteric Asset Backed Securities (ABS). We believe allocations to these sectors should enhance the portfolio from both a diversification and total return standpoint.

CONTINUED OVERWEIGHT TO NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES

Even with the continued strength in housing market fundamentals, non-agency RMBS prices remain attractive. The market continues to price in very conservative assumptions with slow prepayment speeds, high default rates, and the low recovery rates seen over the last few years of the financial crisis. As serious delinquencies continue to decline, and home prices stay on their upward trend, default rates should decline and recoveries improve. While rising mortgage rates temporarily dampened refinancing activity, rising home prices will bring more borrowers “above water” and make them eligible to refinance, causing prepayment speeds to pick back up. We believe these fundamental improvements are not yet priced in and will prove to be accretive to total returns for non-agencies. Non-agencies, especially hybrids (that reset from fixed to floating rate) and option ARMs, provide a low duration exposure in a volatile interest rate environment.

Housing experienced another strong year of price appreciation despite a rise in mortgage rates. There was 11-12% appreciation across various indices with 98% of all zip codes posting year-over-year gains. Even with the Fed’s decision to start tapering and the pick-up in mortgage rates, housing activity remained strong as home price appreciation lifted more home owners out of underwater mortgages. The proportion of loans with a greater than 100% loan-to-value (LTV) ratio dropped to 16% at the end of 2013 from 24% a year earlier.

While rising rates combined with higher home prices have drawn home affordability off of record highs, the affordability index at 165 still remains higher than historical levels. However, as home prices still remain 23% below the peak set in 2006, there is still more lost ground to recover, and we expect home prices to continue their upward trend, albeit at a slower pace, over the next couple of years. Mortgage rates seem to have priced in the Fed’s tapering of the QE program and have stabilized around 4.5% after the initial rise in the summer at the first indication of tapering. In December, when the Fed finally commenced the tapering program, mortgage rates continued to hover around 4.5%. At the same time, mortgage payments as a portion of income remains at a low 19.8%, well below the long-run average of 24.2%. Lending standards are showing signs of easing, aided by better debt-to-income ratios and reliable appraisals of homes. Home builder confidence remains high and with foreclosures, delinquencies and inventories dropping significantly in 2013, we expect the demand to remain strong and the supply pressures from an eroding shadow inventory to slowly dissipate.

COLLATERALIZED LOAN OBLIGATIONS (CLOs)

2013 was a strong year for CLOs, with over $92 billion in new issuance and estimates of approximately $20 billion trading in the secondary market. Year-over-year there was significant spread tightening in the BBB and BB tranches, which constitute the CLO portfolio in our fund. Year-over-year spread tightening was 100-125 basis points (bps), resulting in total returns of approximately 9% and 10% for BBB and BB’s respectively. The tightening was fueled by a hunt for yield and an attractive relative value to most other fixed income instruments. BB’s from top tier managers ended the year at a LIBOR+600 yield while BBB’s of same quality ended at LIBOR+400, still 25-50bps wider than the post-crisis tights set in May of 2013. High yield loan performance was solid during 2013 and default rates ended up at the low end of the historic average of 2.1%.

The US economy is picking up and with rates low, spreads tight, and money continuing to flow into the high yield loan space, we expect a continued benign default environment. Even though leverage is increasing and covenant-lite loans now account for 50% of all issuance, the ability to service and roll debt will keep defaults low even if earnings do not grow significantly. All of this bodes well for CLO performance in 2014. It is expected that the rising rate environment will cause the rotation out of long duration fixed income funds to continue. This should result in strong demand for higher yielding credit products, especially floating rate structures.

Furthermore, regulatory uncertainty has pushed many US banks to the sidelines and without their sponsorship the AAA CLO market will lose the largest investor base. The CLO new issue machine is dependent on the arbitrage (the difference in spread between CLO liabilities and assets) to remain at an acceptable level. This arbitrage has already been challenged significantly by wide AAA spreads and a continuously tightening high yield loan market. Regulatory issues caused by the Volcker rule will negatively impact CLO supply and this will result in scarcity value for CLO mezzanine which is already seeing a lot of demand. As a result we can say that both technicals and fundamentals favor the CLO asset class for further spread tightening in 2014.

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)

Commercial real estate fundamentals continue to improve and the strengthening US economy should lead to higher occupancy levels and continuing rent growth. These factors, coupled with cap rate compression, should result in asset price appreciation throughout 2014. We have seen strong price appreciation in primary markets and are starting to see accelerating price appreciation drift over to secondary and tertiary markets.

The improving fundamentals have us excited about the CMBS opportunity in 2014. Conduit origination thrived in 2013, issuing approximately $85 billion of private label CMBS. We expect 2014 issuance to continue its upward trajectory and settle in close to $100 billion. With the steep yield curve, supply is being swiftly absorbed as the investor base continues to broaden as accounts search for incremental yield. The supply engine should keep pressure on AAA spreads, but we do not see it matching the demand for mezzanine paper. We see the credit curve flattening throughout the year, particularly in the single-A and BBB part of the capital stack.

This year will be the last year before the refinance wall is unavoidable in CMBS. Entering 2015, the market will have to address the hundreds of billions of dollars of loans in need of refinancing. However, with a number of legacy loans starting to become eligible for refinance, we think some early solutions will emerge in the high quality legacy assets. As such, opportunities will be created in the legacy space for investors willing to understand the credit and take a view on the timing of refinances.

ESOTERIC ASSET BACKED SECURITIES (Esoteric ABS)

In our view, the more traditional asset-backed securities markets offer little value at present. This includes credit card, automobile, and student loan securitizations that currently provide investors little to no yield or spread. Our attention is more focused on where we see value in the Esoteric ABS markets. This is an area our investment team has frequented over the last decade, but began to add positions in force in 2012. We believe even further attention is warranted going forward.

The asset-backed securities markets thrive under the notion that almost anything can be securitized. From the royalty rights, to singer David Bowie’s music collection to the cash flow stream of Domino’s pizza franchises, it is a diverse and steadily growing market. It has earned the respect of investors in recent years because of its low correlation to traditional fixed income asset classes and the low realized losses experienced during the financial crisis, especially when compared to home equity ABS and other credit markets. It is an area that we feel offers value to investors willing to do their homework. This is a hallmark of both inefficient and often dislocated markets, which Angel Oak has made a principle focus since its founding.

One feature of esoteric ABS that we find most attractive is the uncorrelated nature of income stemming from many of these assets. Royalty streams stemming from medically necessary prescription drugs, annuitized structured settlements via firms like JG Wentworth, and whole business financing of enduring food franchises offer just a few examples of the sector. We also found the utility-like nature in Cell Tower lease transactions as another sample. All products offer the potential for investors to unplug from traditional market risks. Whether it is Fed tightening, geopolitical flare ups, or recessions, the cash flow is unrelated.

CONCLUSION

As we reflect on 2013 and look ahead to 2014, we see a familiar economic landscape with an improving US economy, a Fed in the process of reducing monetary stimulus gradually over time, and few opportunities in traditional fixed income. We still find value in structured credit, but with an evolving eye. Non-agency mortgages still provide significant spread pick-up with the underlying fundamentals of housing providing a tailwind. However, spreads do continue to tighten in non-agencies, adjusting the relative value landscape as well. CLO’s and CMBS both provide a total return potential as spreads are historically wide and the underlying assets are very high quality. To better optimize our Fund’s strategy and raise our investment expertise, we continue to add talented members to our team with a focus on CLO’s and CMBS.

Relative to many other money managers, our firm’s size allows us to remain nimble and opportunistic. We look forward to a strong year in structured credit and pride ourselves on our ability to shift into specific opportunities with ease given our firm’s AUM of around $3.5 billion. As 2013 was the year of income (minimal price change year-over-year for ANGLX), 2014 looks to be a year of credit tightening, thus a potential for price appreciation.

We thank you for your continued support of Angel Oak Capital and the Angel Oak Multi-Strategy Income Fund,

Angel Oak Capital Advisors, LLC, Asset Management

Brad Friedlander

Head Portfolio Manager

Co-Founder, Managing Partner

Ashish Negandhi

Portfolio Manager

Managing Director

Berkin Kologlu

Portfolio Manager

Managing Director

Investment Results – (Unaudited)

Total Returns*

(For the periods ended January 31, 2014)

		Average Annual Returns
	One Year	Since Inception (June 28, 2011)
Angel Oak Multi-Strategy Income Fund, Class A without load	3.52%	13.28%
Angel Oak Multi-Strategy Income Fund, Class A with load	(2.40)%	10.73%
Barclays Capital U.S. Aggregate Bond Index**	0.12%	3.05%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated August 30, 2013, were 1.86% of average daily net assets (1.25% after fee waivers/expense reimbursements by the Adviser. Effective September 1, 2013, the Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund until August 31, 2014, so that total annual fund operating expenses do not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”). This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser.

Total Returns*

(For the periods ended January 31, 2014)

		Average Annual Returns
	One Year	Since Inception (March 14, 2012)
Angel Oak Multi-Strategy Income Fund, Class C without load	2.82%	9.98%
Angel Oak Multi-Strategy Income Fund, Class C with load	1.83%	9.98%
Barclays Capital U.S. Aggregate Bond Index**	0.12%	1.66%

Investment Results – (Unaudited) (continued)

Total annual operating expenses, as disclosed in the Fund’s prospectus dated August 30, 2013, were 2.61% of average daily net assets (2.00% after fee waivers/expense reimbursements by the Adviser). Effective September 1, 2013, the Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund until August 31, 2014, so that total annual fund operating expenses do not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”). This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser.

Total Returns*

(For the periods ended January 31, 2014)

		Average Annual Returns
	One Year	Since Inception (August 16, 2012)
Angel Oak Multi-Strategy Income Fund, Class I without load	3.88%	8.01%
Barclays Capital U.S. Aggregate Bond Index**	0.12%	0.55%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated August 30, 2013, were 1.61% of average daily net assets (1.00% after fee waivers/expense reimbursements by the Adviser). Effective September 1, 2013, the Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund until August 31, 2014, so that total annual fund operating expenses do not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”). This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser.

Investment Results – (Unaudited) (continued)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-625-3042.

The performance above reflects any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would be lower.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A shares, with load, include the maximum 5.75% sales charge (effective May 30, 2013, the maximum sales charge was reduced to 2.25%). Total returns for Class C shares, with load, assume the deduction of the maximum 1.00% deferred sales charge as if redemption took place on the last business day of the reporting period.

** The Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-625-3042. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

Investment Results – (Unaudited) (continued)

The chart above assumes an initial investment of $10,000 made on June 28, 2011 (commencement of operations) and held through January 31, 2014. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-625-3042. You should carefully consider the investment objective, strategies, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Portfolio Holdings – (Unaudited)

1As a percentage of total investments.

The investment objective of the Angel Oak Multi-Strategy Income Fund is current income.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from August 1, 2013 to January 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide

Summary of Fund’s Expenses – (Unaudited) (continued)

your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Angel Oak Multi-Strategy Income Fund		Beginning Account Value, August 1, 2013	Ending Account Value, January 31, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,056.80	$8.62	1.66%
	Hypothetical(2)	$1,000.00	$1,016.82	$8.45	1.66%
Class C	Actual	$1,000.00	$1,052.40	$12.48	2.41%
	Hypothetical(2)	$1,000.00	$1,013.04	$12.24	2.41%
Class I	Actual	$1,000.00	$1,058.40	$7.33	1.41%
	Hypothetical(2)	$1,000.00	$1,018.08	$7.19	1.41%

(1) Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Fund’s Adviser for the period August 1, 2013 through January 31, 2014. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) Hypothetical	assumes 5% annual return before expenses.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – 91.56%
Adjustable Rate Mortgage Trust, Series 2004-1, Class 4A1, 5.289%, 1/25/2035 (a)	$299,873	$300,147
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 2.571%, 7/25/2035 (a)	1,924,222	1,794,231
Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.772%, 7/25/2035 (a)(e)	8,529,594	8,476,378
Adjustable Rate Mortgage Trust, Series 2005-4, Class 3A1, 2.859%, 8/25/2035 (a)	228,696	215,035
Adjustable Rate Mortgage Trust, Series 2005-8, Class 7A4, 0.488%, 11/25/2035 (a)	9,239	7,070
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 5.390%, 6/25/2037 (a)	9,506,015	8,680,199
American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.078%, 10/25/2034 (a)	3,064,239	2,850,833
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.408%, 9/25/2035 (a)(e)	43,297,012	34,779,927
American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.200%, 6/25/2036(a)	744,459	471,288
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 1.728%, 9/25/2045 (a)	1,594,421	1,357,281
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.458%, 9/25/2045 (a)	3,840,937	3,617,014
American Home Mortgage Investment Trust, Series 2005-4, Class 3A1, 0.458%, 11/25/2045 (a)	1,894,312	1,506,546
Bank of America Alternative Loan Trust, Series 2004-3, Class 2A1, 6.000%, 4/25/2034	818,733	836,841
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A2, 5.500%, 7/25/2035 (e)	3,023,145	3,017,621
Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB2, 5.500%, 10/25/2035	12,307,955	11,541,982
Bank of America Funding Corp., Series 2004-C, Class 3A1, 2.831%, 12/20/2034 (a)	147,226	139,087
Bank of America Funding Corp., Series 2007-C, Class 4A3, 5.295%, 5/20/2036 (a)	25,137,610	24,905,440
Bank of America Funding Corp., Series 2006-G, Class 3A2, 5.750%, 7/20/2036 (a)	5,920,000	5,753,793

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Bank of America Funding Corp., Series 2006-5, Class 1A4, 6.000%, 9/25/2036 (e)	$12,905,530	$12,438,602
Bank of America Funding Corp., Series 2007-D, Class 3A1, 5.304%, 6/20/2037 (a)	389,801	376,119
Bank of America Funding Corp., Series 2007-D, Class 3A3, 5.304%, 6/20/2037 (a)	6,598,169	6,366,577
Bank of America Mortgage Securities, Inc., Series 2004-I, Class 2A2, 2.492%, 10/25/2034 (a)	470,298	476,096
Bank of America Mortgage Securities, Inc., Series 2005-E, Class 2A1, 2.794%, 6/25/2035 (a)	1,549,990	1,481,742
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 4A1, 5.103%, 10/25/2035 (a)	8,222,797	7,836,120
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 2.747%, 10/25/2035 (a)	253,631	234,987
Bank United Trust, Series 2005-1, Class 1A1, 0.458%, 9/25/2045 (a)(e)	14,851,417	12,190,221
Bayview Commercial Asset Trust, Series 2005-2A, Class A1, 0.468%, 8/25/2035 (a)(b)(e)	13,611,308	12,013,449
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 0.458%, 1/25/2036 (a)(b)	3,192,247	2,739,625
Bayview Commercial Asset Trust, Series 2005-4A, Class A2, 0.548%, 1/25/2036 (a)(b)	3,450,819	2,989,696
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 5.180%, 3/25/2035 (a)(e)	2,978,575	2,991,657
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 2.415%, 7/25/2035 (a)	4,994,381	4,840,609
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 2.679%, 9/25/2035 (a)	20,702,465	18,484,651
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1, 0.698%, 10/25/2035 (a)	20,646,548	18,164,048
Bear Stearns Asset Backed Securities Trust, Series 2005-AC2, Class 1A, 5.250%, 4/25/2035	6,053,536	5,922,664
Bear Stearns Asset Backed Securities Trust, Series 2005-AC4, Class A , 5.500%, 7/25/2035	2,880,890	2,688,623
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 0.658%, 8/25/2035 (a)	5,608,408	4,707,540

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1X, 0.500%, 12/25/2046 (I/O)	$90,720,783	$2,268,020
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.000%, 4/15/2044 (a)(b)(e)	7,931,000	7,015,184
Chase Mortgage Finance Corp., Series 2005-A1, Class 1A1, 5.019%, 12/25/2035 (a)	10,313,580	10,108,551
Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1, 2.558%, 12/25/2035 (a)	1,515,708	1,377,241
Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.234%, 7/25/2037 (a)	1,856,126	1,761,384
ChaseFlex Trust, Series 2006-1, Class A4, 5.283%, 6/25/2036 (a)(e)	31,247,000	27,778,114
ChaseFlex Trust, Series 2006-2, Class A4, 5.608%, 9/25/2036 (a)(e)	15,695,700	15,413,656
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A1, 0.308%, 1/25/2036 (a)(b)(e)	12,106,620	10,587,142
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 0.358%, 1/25/2036 (a)(b)	9,720,913	8,810,617
Chevy Chase Mortgage Funding Corp., Series 2005-3A, Class A1, 0.338%, 7/25/2036 (a)(b)(e)	10,086,510	9,045,622
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class C, 5.107%, 9/10/2046 (a)	5,259,000	5,441,529
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A4, 4.131%, 11/10/2046 (e)	20,000,000	20,851,400
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.809%, 5/25/2035 (a)	637,151	622,225
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, 5.256%, 8/25/2035 (a)	755,205	751,310
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 2.893%, 9/25/2035 (a)	10,818,812	10,114,918
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A4A, 4.968%, 10/25/2035 (a)	676,671	621,722

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 2.500%, 11/25/2035 (a)(e)	$13,237,564	$13,131,624
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 1A1, 5.561%, 8/25/2036 (a)	5,734,710	5,333,464
COMM Mortgage Trust, Series 2013-CR6, Class E, 4.176%, 3/10/2046 (a)(b)(e)	6,146,000	4,929,034
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	1,597,652	1,549,455
CountryWide Alternative Loan Trust, Series 2005-J1, Class 1A7, 5.500%, 2/25/2035 (e)	8,602,000	8,245,395
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	1,923,348	1,853,337
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A11, 5.500%, 3/25/2035	3,071,103	3,052,133
CountryWide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.368%, 5/25/2035 (a)	1,616,477	1,361,235
CountryWide Alternative Loan Trust, Series 2005-J5, Class 1A1, 0.458%, 5/25/2035 (a)	62,897	62,752
CountryWide Alternative Loan Trust, Series 2005-21CB, Class A17, 6.000%, 6/25/2035	950,363	947,780
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A1, 0.658%, 7/25/2035 (a)	1,434,208	1,182,682
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A4, 5.500%, 7/25/2035	1,940,949	1,884,859
CountryWide Alternative Loan Trust, Series 2005-23CB, Class A2, 5.500%, 7/25/2035 (e)	10,000,000	9,614,480
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A1, 0.658%, 7/25/2035 (a)	3,058,066	2,466,905
CountryWide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.458%, 8/25/2035 (a)	19,093,980	16,543,196
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	2,367,957	2,191,712
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 1A6, 5.500%, 8/25/2035	16,615,272	16,204,052

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 3A5, 6.000%, 8/25/2035	$1,462,403	$1,191,632
CountryWide Alternative Loan Trust, Series 2005-31, Class 2X, 2.173.%, 8/25/2035 (I/O) (a)	58,299,699	4,279,198
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 2.127%, 10/25/2035 (I/O) (a)	76,253,591	5,313,922
CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 0.658%, 10/25/2035 (a)	1,257,900	966,029
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.207%, 12/20/2035 (I/O) (a)(b)(e)	201,010,505	12,563,157
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035 (e)	7,487,421	6,660,016
CountryWide Alternative Loan Trust, Series 2005-65CB, Class 2A4, 5.500%, 12/25/2035	2,486,218	2,346,510
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 2.141%, 5/25/2036 (I/O)(a)	77,087,966	5,612,968
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XAD, 1.727%, 8/25/2046 (I/O)(a)(e)	191,861,341	12,590,901
CountryWide Alternative Loan Trust, Series 2007-HY3, Class 3A1, 5.620%, 3/25/2047 (a)	558,029	487,626
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 2A, 2.500%, 6/20/2034 (a)	1,798,371	1,723,761
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-11, Class 3A1, 4.748%, 7/25/2034 (a)	2,165,306	2,185,114
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1X, 2.116.%, 5/25/2035 (I/O)(a)	62,486,051	3,749,163

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2003-52, Class A1, 2.543%, 2/19/2034 (a)	$1,103,063	$1,132,053
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 4A1B, 2.521%, 10/20/2035 (a)	180,193	159,778
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4A1, 4.437%, 12/20/2035 (a)(e)	26,455,470	22,779,350
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 3A1, 2.492%, 12/20/2035 (a)	840,275	748,675
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-9, Class A13, 5.750%, 7/25/2037 (e)	17,681,895	17,395,952
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-14, Class A15, 6.500%, 9/25/2037 (e)	7,337,201	7,241,043
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-OA2, Class X1P, 0.00.%, 5/20/2046 (I/O)(a)(e)	149,130,843	10,439,159
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 0.608%, 6/25/2035 (a)	2,180,391	1,896,103
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 0.508%, 10/25/2035 (a)	3,731,861	3,138,032
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	1,688,614	1,666,616
Credit Suisse First Boston Mortgage Securities Corp., Series 2006-2, Class 6A8, 5.750%, 3/25/2036	4,314,656	3,934,682
Credit Suisse Mortgage Capital Certificates, Series 2012-9, Class B1, 2.476%, 2/25/2050 (a)(b)	10,363,000	9,273,517
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 0.977%, 9/19/2044 (a)	2,215,002	2,177,112
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.367%, 3/19/2045 (a)	5,458,679	5,016,553
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 3.004.%, 3/19/2045 (I/O)(a)	80,726,996	6,910,231

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	$5,108	$4,624
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 2.613%, 11/25/2035 (a)	2,137,364	2,037,701
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 4.610%, 5/25/2035 (a)	1,790,307	1,780,163
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 2A, 3.165%, 5/25/2035 (a)(e)	14,790,998	14,002,135
GMAC Mortgage Corp. Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	627,096	469,222
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 4.705%, 9/19/2035 (a)	823,338	815,504
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 2.967%, 11/19/2035 (a)	5,369,002	4,839,038
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 4.980%, 11/19/2035 (a)	552,098	535,817
GreenPoint Mortgage Funding Trust, Series 2006-AR1, Class GA1B, 0.328%, 2/25/2036 (a)	8,398	6,931
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 4A1, 0.368%, 4/25/2036 (a)(e)	38,876,306	30,006,366
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 4X, 1.000%, 4/25/2036 (I/O)	114,358,362	6,289,710
GreenPoint MTA Trust, Series 2005-AR3, Class 1A1, 0.398%, 8/25/2045 (a)	17,450,853	15,272,637
GS Mortgage Securities Corp. II, Series 2013-GC10, Class C, 4.285%, 2/10/2046 (a)(b)	5,000,000	4,872,880
GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2024 (d)	20,000,000	20,599,916
GS Mortgage Securities Trust, Series 2014-GC18, Class C, 4.948%, 1/10/2024 (a)(d)	10,000,000	10,073,406

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
GS Mortgage Securities Trust, Series 2013-GC14, Class C, 4.777%, 8/10/2023 (a)(b)	$6,600,000	$6,642,445
GS Mortgage Securities Trust, Series 2013-GC14, Class D, 4.777%, 8/10/2023 (a)(b)	7,260,000	6,584,268
GS Mortgage Securities Trust, Series 2012-GCJ7, Class C, 5.723%, 5/10/2045 (a)	3,000,000	3,276,938
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135%, 6/10/2046 (e)	14,635,000	14,229,830
GS Mortgage Securities Trust, Series 2013-GC13, Class A5, 4.040%, 7/10/2046 (a)	10,000,000	10,533,825
GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.073%, 7/10/2046 (a)(b)	7,500,000	7,180,511
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	9,333,000	9,847,673
GS Mortgage Securities Trust, Series 2013-GC16, Class C, 5.315%, 11/10/2046 (a)(e)	12,246,000	12,798,619
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 4.850%, 1/25/2035 (a)	2,211,801	2,235,644
GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A1, 2.749%, 4/25/2035 (a)	2,856,886	2,676,948
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 5.381%, 5/25/2035 (a)	9,541,384	9,640,596
GSR Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.772%, 5/25/2035 (a)(e)	17,257,372	15,763,540
GSR Mortgage Loan Trust, Series 2005-6F, Class 3410, 6.000%, 7/25/2035	655,119	649,688
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5, 2.650%, 7/25/2035 (a)	8,275,000	7,838,543
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1, 4.978%, 11/25/2035 (a)	4,202,320	3,957,837
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.030%, 11/25/2035 (a)(e)	6,498,412	6,472,996
GSR Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 2.537%, 11/25/2035 (a)	6,289,579	5,372,401
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.829%, 1/25/2036 (a)	1,137,612	1,009,735

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	$4,574,688	$4,466,943
GSR Mortgage Loan Trust, Series 2006-1F, Class 1A6, 1.108%, 2/25/2036 (a)	884,437	777,033
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/2036	7,856,172	7,016,473
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 2.108%, 11/19/2035 (I/O)(a)	21,488,117	1,383,835
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.337%, 11/19/2036 (a)	21,950,257	18,438,436
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 0.347%, 8/19/2037 (a)(e)	23,644,235	19,846,261
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 2.081%, 8/19/2045 (I/O)(a)	93,577,331	5,324,550
HarborView Mortgage Loan Trust, Series 2005-15, Class X1P, 2.067%, 10/20/2045 (I/O)(a)	20,791,900	1,247,514
HarborView Mortgage Loan Trust, Series 2006-5, Class X2, 2.603%, 7/19/2046 (I/O)(a)(e)	106,054,686	8,685,879
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.307%, 1/25/2047 (a)(e)	37,464,878	30,003,148
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.357%, 5/19/2047 (a)	29,229,836	24,843,051
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.408%, 3/25/2035 (a)	16,175,315	13,894,612
IMPAC CMB Trust, Series 2004-7, Class 1A1, 0.898%, 11/25/2034 (a)	5,655,816	5,396,633
IMPAC CMB Trust, Series 2004-7, Class 1A2, 1.078%, 11/25/2034 (a)	1,964,895	1,816,322
IMPAC CMB Trust, Series 2005-4, Class 1A1A, 0.698%, 5/25/2035 (a)	157,652	141,248
IMPAC CMB Trust, Series 2005-5, Class A2, 0.598%, 8/25/2035 (a)(e)	11,994,687	10,556,836
IMPAC CMB Trust, Series 2005-5, Class A4, 0.918%, 8/25/2035 (a)	8,682,037	5,954,488
IMPAC CMB Trust, Series 2005-6, Class 1A1, 0.658%, 10/25/2035 (a)	320,855	262,910

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
INDYMAC INDA Mortgage Loan Trust, Series 2006-AR1, Class A3, 5.206%, 8/25/2036 (a)	$1,978,878	$1,963,146
INDYMAC Index Mortgage Loan Trust, Series 2004-AR7, Class A2, 1.018%, 9/25/2034 (a)	1,703,143	1,489,952
INDYMAC Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 0.958%, 11/25/2034 (a)	1,430,329	1,281,201
INDYMAC Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.630%, 4/25/2035 (a)	5,127,118	5,035,338
INDYMAC Index Mortgage Loan Trust, Series 2005-AR6, Class AX2, 2.026%, 4/25/2035 (I/O) (a)	65,352,436	3,757,765
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 4.642%, 9/25/2035 (a)(e)	26,356,210	23,733,873
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 4.642%, 9/25/2035 (a)(e)	17,462,328	15,724,896
INDYMAC Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21, 5.013%, 12/25/2035 (a)	1,330,616	1,127,256
INDYMAC Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 4.606%, 6/25/2036 (a)	2,842,577	2,743,904
INDYMAC Index Mortgage Loan Trust, Series 2006-AR9, Class 3A1, 4.606%, 6/25/2036 (a)	2,820,173	2,722,278
INDYMAC Index Mortgage Loan Trust, Series 2006-A13, Class A1, 4.887%, 7/25/2036 (a)	862,123	807,526
INDYMAC Index Mortgage Loan Trust, Series 2006-A13, Class A2, 0.458%, 7/25/2036 (a)	4,034,460	3,293,047
INDYMAC Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, 0.468%, 10/25/2036 (a)	22,959,954	18,148,145

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
INDYMAC Index Mortgage Loan Trust, Series 2005-AR18, Class 1X, 2.092%, 10/25/2036 (I/O)(a)	$24,570,849	$1,570,077
INDYMAC Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B, 0.368%, 4/25/2046 (a)(e)	36,597,498	29,326,563
INDYMAC Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 0.348%, 9/25/2046 (a)(e)	11,007,050	9,365,734
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 0.388%, 3/25/2036 (a)(e)	12,570,546	10,554,796
JP Morgan Alternative Loan Trust, Series 2006-S4, Class A5, 6.000%, 12/25/2036 (a)(e)	28,740,000	23,087,331
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3, 4.070%, 11/15/2043 (b)	10,000,000	10,674,810
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.717%, 2/15/2046 (b)(e)	8,500,000	9,367,229
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class D, 5.008%, 12/15/2046 (a)(b)	5,000,000	4,597,187
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, 5.008%, 12/15/2046 (a)	7,000,000	7,136,073
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166%, 12/15/2046 (e)	15,736,000	16,441,988
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.160%, 12/15/2047 (a)	2,755,000	2,660,526
JP Morgan Mortgage Trust, Series 2004-A2, Class 1A2, 2.837%, 5/25/2034 (a)	1,894,165	1,919,342
JP Morgan Mortgage Trust, Series 2005-A1, Class 1A1, 5.030%, 2/25/2035 (a)	913,950	939,436
JP Morgan Mortgage Trust, Series 2005-A3, Class A3, 2.690%, 6/25/2035 (a)	6,211,535	6,125,474

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
JP Morgan Mortgage Trust, Series 2005-A7, Class 3A1, 5.065%, 10/25/2035 (a)	$444,466	$459,800
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 5.087%, 11/25/2035 (a)	1,873,260	1,816,885
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.488%, 11/25/2035 (a)	355,034	346,135
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	6,432,923	6,221,428
JP Morgan Mortgage Trust, Series 2006-A1, Class 3A2, 2.625%, 2/25/2036 (a)	1,254,401	1,126,353
JP Morgan Mortgage Trust, Series 2006-A1, Class 2A2, 2.644%, 2/25/2036 (a)	616,827	565,190
JP Morgan Mortgage Trust, Series 2006-A5, Class 3A2, 5.581%, 10/25/2036 (a)	1,238,653	1,160,834
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A1, 5.204%, 4/25/2037 (a)	2,052,296	1,915,941
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A2, 5.204%, 4/25/2037 (a)	2,279,476	2,128,027
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 5.127%, 6/25/2037 (a)	7,861,505	7,166,005
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class D, 4.561%, 8/15/2046 (a)(b)(e)	5,000,000	4,490,682
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5, 4.131%, 11/15/2045	25,000,000	26,106,412
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A4, 4.199%, 1/15/2047 (e)	17,000,000	17,817,666
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C, 4.887%, 1/15/2047 (a)(e)	15,000,000	15,073,215
Lehman XS Trust Series, Series 2005-1, Class 3A3A, 5.110%, 7/25/2035	1,390,000	1,231,792
Luminent Mortgage Trust, Series 2005-1, Class A1, 0.418%, 11/25/2035 (a)(e)	14,331,947	12,675,475
Luminent Mortgage Trust, Series 2006-2, Class X, 2.254%, 2/25/2046 (I/O)(a)	53,057,404	3,416,897

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Luminent Mortgage Trust, Series 2006-6, Class A1, 0.358%, 10/25/2046 (a)(e)	$7,455,555	$6,514,791
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.727%, 12/25/2034 (a)	52,731	43,536
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 5.282%, 1/25/2035 (a)	1,416,094	1,446,693
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.498%, 3/25/2035 (a)	3,783,812	3,767,628
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 7A1, 5.197%, 6/25/2035 (a)	2,628,554	2,521,554
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.344%, 7/25/2035 (a)	741,882	646,758
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 0.308%, 3/25/2047 (a)	3,204,841	2,791,872
MASTR Alternative Loan Trust, Series 2005-3, Class 3A1, 6.500%, 4/25/2035(e)	3,606,468	3,599,918
MASTR Asset Securitization Trust, Series 2007-2, Class A3, 6.250%, 1/25/2038	2,553,870	2,392,815
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 5.065%, 9/25/2035 (a)(e)	24,169,921	23,494,589
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, 4.160%, 5/15/2046 (a)(b)	6,500,000	5,667,701
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3, 3.968%, 7/15/2046 (a)(e)	16,770,000	17,457,654
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.219%, 8/15/2046 (a)	31,562,000	33,349,956
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259%, 10/15/2046 (a)	17,480,000	18,460,418
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.771%, 10/15/2046 (a)	4,000,000	3,998,410

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A5, 2.463%, 10/25/2034 (a)	$502,195	$378,742
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 2.528%, 11/25/2037 (a)	12,311,532	9,622,238
MortgageIT Trust, Series 2006-1, Class 2A1A, 0.368%, 4/25/2036 (a)(e)	8,639,872	7,461,903
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 4A1, 3.154%, 8/25/2035 (a)	2,518,468	2,310,400
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 2.894%, 8/25/2035 (a)	8,718,214	8,484,818
Prime Mortgage Trust, Series 2005-4, Class 2A4, 0.658%, 10/25/2035 (a)	170,541	150,466
Residential Accredit Loans, Inc., Series 2005-QS2, Class A3, 5.500%, 2/25/2035	10,097,695	10,109,873
Residential Accredit Loans, Inc., Series 2005-QA4, Class A31, 3.179%, 4/25/2035 (a)(e)	10,760,009	10,091,210
Residential Accredit Loans, Inc., Series 2005-QS9, Class A6, 5.500%, 6/25/2035	9,085,086	8,632,177
Residential Accredit Loans, Inc., Series 2005-QS11, Class A2, 0.658%, 7/25/2035 (a)	1,047,592	952,190
Residential Accredit Loans, Inc., Series 2005-QS12, Class A4, 5.500%, 8/25/2035 (e)	21,576,206	19,726,413
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A15, 7.000%, 7/25/2036	6,368,048	5,304,164
Residential Accredit Loans, Inc., Series 2006-Q17, Class A7, 6.000%, 12/25/2036	9,858,397	7,848,072
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034 (e)	7,436,630	7,468,415
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 0.608%, 10/25/2035 (a)	414,930	375,693
Residential Funding Mortgage Securities I, Series 2006-S3, Class A7, 5.500%, 3/25/2036	940,579	857,031

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Residential Funding Mortgage Securities I, Series 2007-S6, Class 2A5, 0.658%, 6/25/2037 (a)	$5,479,174	$4,329,243
Sequoia Mortgage Trust, Series 2013-2, Class 2A, 1.874%, 2/25/2043 (a)	10,722,530	9,199,663
Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855%, 2/25/2043 (a)	4,849,293	4,212,828
Sequoia Mortgage Trust, Series 2013-3, Class A2, 2.500%, 3/25/2043 (a)(e)	19,683,059	17,564,729
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 5.214%, 10/20/2046 (a)(e)	11,462,955	11,010,059
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, 5.169%, 11/25/2034 (a)	127,709	126,840
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.470%, 11/25/2034 (a)	6,717,328	6,269,201
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A2, 2.472%, 2/25/2035 (a)	472,869	299,075
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 4A2, 2.374%, 2/25/2035 (a)	920,715	483,337
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 1A1, 2.543%, 2/25/2035 (a)	9,084,116	8,615,966
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 4.452%, 3/25/2035 (a)	5,823,415	5,419,072
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A, 2.457%, 5/25/2035 (a)	9,676,053	9,066,162
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 2.492%, 7/25/2035 (a)	2,645,467	2,199,113
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 4.748%, 8/25/2035 (a)(e)	12,647,251	12,285,090
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3, 4.956%, 9/25/2035 (a)	28,478,634	25,119,835
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 2.492%, 9/25/2035 (a)	2,893,944	2,804,128
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1, 5.400%, 10/25/2035 (a)(e)	30,040,646	27,582,841

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1, 5.102%, 11/25/2035 (a)	$7,841,735	$6,531,828
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1A1, 0.458%, 8/25/2037 (a)	8,564,652	7,023,528
Structured Asset Mortgage Investments II Trust, Series 2005-AR4, Class X2, 0.588%, 12/25/2035 (I/O)(a)	36,081,137	992,231
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 2.369%, 3/25/2033 (a)	77,158	78,294
Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	916,641	941,059
Structured Asset Securities Corp. Trust, Series 2005-17, Class 5A1, 5.500%, 10/25/2035	5,273,891	4,863,472
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2C, 5.249%, 7/25/2036 (a)(e)	11,720,143	4,991,375
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1, 6.072%, 9/25/2037 (a)	8,955,417	8,839,126
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class E, 4.501%, 12/10/2045 (a)(b)(e)	5,000,000	4,017,128
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 4.958%, 8/10/2049 (a)(b)	3,500,000	3,617,313
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 4.891%, 5/10/2063 (a)(b)	7,000,000	5,987,198
Wachovia Mortgage Loan Trust LLC Trust, Series 2005-B, Class 4A1, 5.409%, 10/20/2035 (a)	235,004	234,025
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A1, 2.363%, 12/25/2035 (a)	1,697,063	1,585,244
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR18, Class 3A1, 4.720%, 1/25/2036 (a)	9,618,603	9,014,459
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.064%, 11/25/2036 (a)	1,274,986	1,120,965

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A3, 4.737%, 2/25/2037 (a)	$22,574,600	$21,219,785
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 3A1, 4.804%, 5/25/2037 (a)	7,416,932	7,157,143
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A1, 4.766%, 7/25/2037 (a)(e)	20,144,106	18,746,508
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A, 1.135%, 8/25/2046 (a)	29,280,768	25,351,963
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 2.403%, 8/25/2046 (a)	1,377,776	1,221,263
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-1, Class 1A1, 5.500%, 3/25/2035	775,379	777,349
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-4, Class CB7, 5.500%, 6/25/2035	16,619,350	16,401,537
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-7, Class 2CB1, 5.500%, 8/25/2035	4,872,578	4,628,320
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-11, Class A2, 5.750%, 1/25/2036	3,997,818	3,549,906
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR1, Class X2, 1.406%, 2/25/2036 (I/O)(a)(d)	19,168,240	755,229
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A1, 2.613%, 9/25/2035 (a)	5,843,483	5,566,321
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A2, 2.613%, 9/25/2035 (a)	10,192,672	10,051,523

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A1, 5.164%, 10/25/2035 (a)	$432,180	$431,275
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A2, 5.164%, 10/25/2035 (a)	685,965	287,964
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6, Class 7A1, 4.994%, 3/25/2036 (a)	99,164	101,064
Wells Fargo Mortgage Backed Securities Trust, Series 2006-5, Class 1A6, 5.250%, 4/25/2036	196,619	197,593
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A1, 5.579%, 4/25/2036 (a)	2,522,626	2,473,798
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 2.616%, 8/25/2036 (a)	991,021	949,735
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A3, 5.377%, 12/25/2036 (a)	827,417	825,237
Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A5, 6.000%, 7/25/2037	1,234,513	1,186,697
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	2,679,259	2,665,721
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class D, 4.803%, 11/15/2045 (a)(b)	9,000,000	8,456,872
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class C, 4.543%, 11/15/2045 (a)	4,225,000	4,222,307
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class A5, 3.337%, 6/15/2046	5,000,000	4,937,470
WF-RBS Commercial Mortgage Trust, Series 2013-C15, Class A4, 4.153%, 8/15/2046 (a)	9,615,000	10,086,140
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class D, 4.985%, 9/15/2046 (a)(b)	4,000,000	3,655,910
WF-RBS Commercial Mortgage Trust, Series 2013-C18, Class C, 4.676%, 12/15/2046 (a)	5,000,000	4,995,650

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class C, 5.127%, 12/15/2046 (a)	$1,000,000	$1,029,145

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost 1,878,570,299)		1,915,865,161

Collateralized Loan Obligations – 18.36%
Acis CLO Ltd., Series 2013-1A, Class E, 5.837%, 4/18/2024 (a)(b)(e)	12,000,000	11,631,600
Acis CLO Ltd., Series 2014-3A, Class E, 4.988%, 2/1/2026 (a)(b)(d)(f)	4,500,000	3,960,000
Acis CLO Ltd., Series 2014-3A, Class D, 3.358%, 2/1/2026 (a)(b)(d)(f)	4,000,000	3,590,000
AMMC CLO IX Ltd., Series 2011-9A, Class E, 7.689%, 1/15/2022 (a)(b)	1,000,000	1,000,000
AMMC CLO XII Ltd., Series 2013-12A, Class E, 5.239%, 5/10/2025 (a)(b)	4,250,000	3,997,550
Anchorage Capital CLO Ltd., Series 2013-1A, Class D, 5.042%, 7/13/2025 (a)(b)	5,000,000	4,653,500
ARES Enhanced Loan Investment Strategy IR CLO Ltd., Series 2013-IRAR, Class D, 5.237%, 7/23/2025 (a)(b)	3,000,000	2,844,900
ARES XXV CLO Ltd., Series 2012-3A, Class E, 5.988%, 1/17/2024 (a)(b)	3,250,000	3,214,900
ARES XXVI CLO Ltd., Series 2013-26A, Class E, 5.239%, 4/15/2025 (a)(b)(e)	8,200,000	7,730,140
ARES XXVII CLO Ltd., Series 2013-2A, Class E, 5.085%, 7/28/2025 (a)(b)	5,500,000	5,163,950
Avery Point III CLO Ltd, Series 2013-3A, Class E, 5.291%, 1/18/2025 (a)(b)	4,000,000	3,788,000
Babson CLO Ltd., Series 2012-1A, Class C, 4.239%, 4/15/2022 (a)(b)(e)	9,000,000	9,000,000
Babson CLO Ltd., Series 2013-II, Class D, 4.779%, 1/18/2025 (a)(b)	5,000,000	4,480,350
Battalion CLO IV Ltd., Series 2013-4A, Class D, 4.837%, 10/22/2025 (a)(b)	3,000,000	2,750,700

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Loan Obligations – (continued)
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class D, 4.739%, 7/15/2024 (a)(b)	$5,000,000	$4,499,500
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.739%, 7/15/2024 (a)(b)	5,000,000	4,792,500
Benefit Street Partners CLO Ltd., Series 2013-IIIA, Class D, 4.793%, 1/20/2026 (a)(b)	4,000,000	3,581,600
Benefit Street Partners CLO Ltd., Series 2013-IIIA, Class C, 3.543%, 1/20/2026 (a)(b)	1,000,000	942,800
Brookside Mill CLO Ltd., Series 2013-1A, Class E, 4.638%, 4/17/2025 (a)(b)	3,000,000	2,753,400
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.539%, 1/15/2024 (a)(b)	3,000,000	3,003,000
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class E, 5.737%, 1/20/2025 (a)(b)	2,850,000	2,797,845
Carlyle Global Market Strategies CLO Ltd., Series 2013-3A, Class E, 5.489%, 7/15/2025 (a)(b)	2,000,000	1,802,600
Catamaran CLO Ltd., Series 2012-1A, Class D, 4.745%, 12/20/2023 (a)(b)(e)	8,750,000	8,776,250
Catamaran CLO Ltd., Series 2013-1A, Class D, 3.989%, 1/27/2025 (a)(b)	4,000,000	3,896,000
CIFC Funding Ltd., Series 2012-1A, Class B2L, 7.239%, 8/14/2024 (a)(b)(e)	10,000,000	10,046,000
CIFC Funding Ltd., Series 2012-2A, Class B2L, 6.241%, 12/5/2024 (a)(b)	6,630,000	6,613,425
CIFC Funding Ltd., Series 2012-II, Class B3L, 7.241%, 12/5/2024 (a)(b)	2,000,000	2,000,000
CIFC Funding Ltd., Series 2012-III, Class B2L, 6.236%, 1/29/2025 (a)(b)	9,200,000	9,200,000
CIFC Funding Ltd., Series 2013-I, Class E, 6.362%, 4/16/2025 (a)(b)	4,800,000	4,560,000
CIFC Funding Ltd., Series 2013-3A, Class C, 3.506%, 10/24/2025 (a)(b)	3,000,000	2,868,300
Crown Point CLO II Ltd, Series 2013-2A, Class B1L, 3.877%, 12/14/2023 (a)	4,000,000	3,858,400
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 6.737%, 11/21/2022 (a)(b)	6,625,000	6,645,537

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Loan Obligations – (continued)
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.237%, 11/21/2022 (a)(b)	$5,000,000	$5,033,000
Emerson Park CLO Ltd., Series 2013-1A, Class E, 5.089%, 7/15/2025 (a)(b)	3,000,000	2,828,100
Finn Square CLO Ltd., Series 2012-1A, Class C, 3.848%, 12/24/2023 (a)(b)	3,000,000	2,926,800
Finn Square CLO Ltd, Series 2012-1A, Class D, 5.298%, 12/24/2023 (a)(b)	4,600,000	4,418,300
Gallatin CLO IV Ltd., Series 2012-1A, Class E, 5.489%, 10/15/2023 (a)(b)	3,000,000	2,849,100
GLG Ore Hill CLO Ltd., Series 2013-1A, Class D, 3.439%, 7/15/2025 (a)(b)	8,000,000	7,511,200
ING IM CLO Ltd., Series 2012-1A, Class C, 3.739%, 4/15/2024 (a)(b)(e)	4,750,000	4,598,000
ING IM CLO Ltd., Series 2013-2A, Class D, 5.239%, 4/25/2025 (a)(b)	2,000,000	1,898,800
ING IM CLO Ltd., Series 2013-3A, Class D, 4.736%, 1/18/2026 (a)(b)	3,700,000	3,378,100
JFIN Revolver CLO Ltd., Series 2013-1A, Class D, 3.997%, 1/20/2021 (a)(b)	7,000,000	6,885,900
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class E, 5.489%, 4/30/2023 (a)(b)(e)	13,200,000	12,547,920
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.089%, 4/30/2023 (a)(b)	4,000,000	3,929,600
Keuka Park CLO Ltd., Series 2013-1A, Class E, 4.737%, 10/21/2024 (a)(b)	1,500,000	1,372,950
KVK CLO Ltd., Series 2012-1X, Class E, 6.489%, 7/15/2023 (a)(b)	3,700,000	3,702,220
KVK CLO Ltd., Series 2013-1A, Class D, 4.592%, 4/14/2025 (a)(b)	2,000,000	2,004,600
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.518%, 1/15/2024 (a)(b)(e)	9,000,000	9,008,100
Marine Park CLO Ltd., Series 2012-1A, Class D, 5.988%, 5/18/2023 (a)(b)(e)	9,000,000	8,919,900
MidOcean Credit CLO, Series 2013-2A, Class D, 3.885%, 1/29/2025 (a)(b)(d)	2,000,000	1,870,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Loan Obligations – (continued)
Muir Woods CLO Ltd., Series 2012-1A, Class E, 6.743%, 9/14/2023 (a)(b)	$2,500,000	$2,505,750
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 4.737%, 1/23/2024 (a)(b)	5,050,000	5,066,665
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class D, 3.935%, 4/28/2025 (a)(b)	7,000,000	6,799,100
NewMark Capital Funding CLO Ltd., Series 2013-1A, Class D, 3.029%, 6/2/2025 (a)(b)	1,000,000	921,000
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.371%, 8/13/2025 (a)(b)	4,000,000	3,961,600
Ocean Trails CLO IV, Series 2013-4A, Class A, 1.671%, 8/13/2025 (a)(b)	25,000,000	24,707,500
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.741%, 5/15/2023 (a)(b)	3,000,000	3,003,900
Palmer Square CLO Ltd., Series 2013-2A, Class D, 5.604%, 10/17/2025 (a)(b)	3,000,000	2,854,200
Portola CLO Ltd., Series 2007-1A, Class E, 6.641%, 11/15/2021 (a)(b)(e)	2,913,645	2,915,393
Race Point CLO Ltd., Series 2013-8A, Class D, 3.837%, 2/20/2025 (a)(b)	1,000,000	975,400
Saranac CLO I Ltd., Series 2013-1A, Class D, 3.859%, 10/26/2024 (a)(b)	4,000,000	3,784,000
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class E, 4.737%, 10/20/2023 (a)(b)(e)	13,100,000	11,854,190
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class D, 3.737%, 10/20/2023 (a)(b)	8,000,000	7,686,400
Shackleton 2013-III CLO Ltd., Series 2013-3A, Class E, 5.489%, 4/15/2025 (a)(b)	3,000,000	2,832,600
Shackleton 2013-III CLO Ltd., Series 2013-3A, Class D, 4.039%, 4/15/2025 (a)(b)	3,000,000	2,932,800
Shackleton I CLO Ltd., Series 2012-1A, Class D, 4.989%, 8/14/2023 (a)(b)	6,000,000	6,018,600
Sound Point CLO Ltd., Series 2012-1A, Class D, 4.817%, 10/20/2023 (a)(b)	2,000,000	2,001,800

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Collateralized Loan Obligations – (continued)
Sound Point CLO Ltd., Series 2013-1A, Class B2L, 4.739%, 4/26/2025 (a)(b)	$7,000,000	$6,317,500
Sudbury Mill CLO Ltd., Series 2013-1A, Class E, 4.988%, 1/17/2026 (a)(b)	5,000,000	4,646,500
Symphony CLO Ltd., Series 2013-12A, Class D, 3.730%, 10/15/2025 (a)(b)	2,000,000	1,933,600
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.238%, 1/17/2025 (a)(b)	4,000,000	4,000,000
TICC CLO LLC, Series 2012-1A, Class D1, 5.988%, 8/25/2023 (a)(b)	7,000,000	7,011,200
Vibrant CLO II Ltd., Series 2013-2A, Class D, 5.137%, 7/24/2024 (a)(b)	3,200,000	2,958,080
Vibrant CLO II Ltd., Series 2013-2A, Class C, 3.837%, 7/24/2024 (a)(b)	3,000,000	2,893,800
Vibrant CLO Ltd., Series 2012-1A, Class C, 4.738%, 7/17/2024 (a)(b)(e)	10,200,000	10,233,660
Vibrant CLO Ltd., Series 2012-1A, Class D, 5.738%, 7/17/2024 (a)(b)	3,500,000	3,378,900
West CLO Ltd., Series 2012-1A, Class D, 6.736%, 10/30/2023 (a)(b)	5,000,000	5,010,500
Wind River CLO Ltd., Series 2012-1A, Class D, 5.239%, 1/15/2024 (a)(b)(e)	4,000,000	4,031,600
Wind River CLO Ltd., Series 2012-1A, Class E, 5.489%, 1/15/2024 (a)(b)	5,000,000	4,706,250

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost 380,897,015)		384,067,825

Asset-Backed Securities – 6.86%
321 Henderson Receivables LLC, Series 2012-3A, Class A, 3.220%, 8/15/2041 (b)	12,790,497	12,407,652
321 Henderson Receivables LLC, Series 2012-3A, Class B, 6.170%, 8/15/2041 (b)	1,000,000	1,082,487
321 Henderson Receivables LLC, Series 2013-3A, Class A, 4.080%, 7/15/2041(b)	4,956,299	5,048,994
ALM Loan Funding, Series 2013-10A, Class D, 4.846%, 1/15/2025 (a)(b)(d)	6,500,000	5,909,865

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Principal Amount	Fair Value
Asset-Backed Securities – (continued)
Atlas Senior Loan Fund Ltd., Series 2013-1A, Class E, 5.020%, 8/18/2025 (a)(b)(e)	$4,000,000	$3,654,400
Cajun Global LLC, Series 2011-1A, Class A2, 5.955%, 2/20/2041 (a)(b)	7,366,790	7,716,712
Drug Royalty II LP, Series 2012-1, Class A1, 4.239%, 1/15/2025 (a)(b)	2,255,573	2,278,128
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B6L, 4.141%, 8/15/2025 (a)(b)	4,000,000	3,581,600
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.441%, 8/15/2025 (a)(b)	5,000,000	4,737,000
Fortress Credit BSL II Ltd., Series 2013-2A, Class E, 5.365%, 10/19/2025 (a)(b)	5,000,000	4,650,500
Fortress Credit BSL Ltd., Series 2013-1A, Class D, 3.737%, 1/19/2025 (a)(b)(e)	10,000,000	9,613,000
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class E, 5.645%, 12/20/2024 (a)(b)	3,000,000	2,873,400
Jefferies Loan Trust, Series 2013-A, Class A, 3.750%, 11/2/2014 (a)(b)(d)(e)	11,000,000	11,000,000
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 5.487%, 7/20/2024 (a)(b)	2,500,000	2,459,000
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class E, 6.739%, 1/15/2024 (a)(b)(e)	6,300,000	6,180,930
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.588%, 7/17/2025 (a)(b)	3,000,000	2,875,800
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.437%, 7/22/2025 (a)(b)	7,500,000	7,044,750
OZLM Funding IV Ltd., Series 2013-4A, Class D, 4.887%, 7/22/2025 (a)(b)	7,000,000	6,365,100
Slater Mill Loan Fund LP, Series 2012-1A, Class E, 5.738%, 8/17/2022 (a)(b)	4,250,000	4,180,300
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.800%, 11/20/2038 (a)(b)	5,809,541	5,774,097
Store Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042 (b)	6,423,550	6,908,335

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Shares or Principal Amount	Fair Value
Asset-Backed Securities – (continued)
Store Master Funding LLC, Series 2013-1A, Class A1, 4.160%, 3/20/2043 (b)	$4,935,952	$4,916,134
Store Master Funding LLC, Series 2013-3A, Class A2, 5.210%, 11/20/2043 (a)(d)	20,251,116	20,239,633
Trade MAPS 1 Ltd., Series 2013-1A, Class D, 5.161%, 12/10/2018 (a)(b)	2,000,000	2,001,880

TOTAL ASSET-BACKED SECURITIES (Cost 144,313,084)		143,499,697

Collateralized Debt Obligations – 1.53%
Apidos CDO, Series 2013-16A, Class D, 4.756%, 1/19/2025 (a)(b)(d)	3,500,000	3,143,910
Atrium CDO Corp., Series 10A, Class E, 4.737%, 7/16/2025 (a)(b)	3,500,000	3,208,450
Venture CDO Ltd., Series 2012-11A, Class E, 6.739%, 11/14/2022 (a)(b)	1,500,000	1,504,500
Venture X CLO Ltd., Series 2012-12A, Class E, 5.538%, 2/28/2024 (a)(b)	10,000,000	9,654,000
Venture XIII CLO Ltd., Series 2013-13A, Class D, 3.791%, 6/10/2025 (a)(b)(e)	15,000,000	14,448,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost 31,799,086)		31,958,860

Preferred Stocks – 0.14%
Financials – 0.14%
Morgan Stanley, Series A, 4.000% (a)	130,497	2,479,443
Wells Fargo & Co., Series P, 5.250%	23,990	511,707

TOTAL PREFERRED STOCKS (Cost 3,481,416)		2,991,150

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

	Shares	Fair Value
Cash Equivalents – 8.57%
Fidelity Institutional Money Market Portfolio, 0.080% (c)	179,302,206	$179,302,206

TOTAL CASH EQUIVALENTS (Cost 179,302,206)		179,302,206

TOTAL INVESTMENTS – 127.02% (Cost 2,618,363,106)		2,657,684,899

Liabilities in Excess of Other Assets – (27.02)%		(565,306,996)

NET ASSETS – 100.00%		$2,092,377,903

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2014.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Note #11 to the financial statements.
(c)	Rate disclosed is the seven day yield as of January 31, 2014.
(d)	Security is fair valued by the Adviser.
(e)	All or a portion of this security has been pledged as collateral in connection with open reverse repurchase agreements. On January 31, 2014, securities valued at $713,035,500 were pledged as collateral for reverse repurchase agreements and futures contracts.
(f)	Security was purchased on a delayed delivery basis.

I/O — Interest Only Security

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

The value of Short Futures Contracts as of January 31, 2014 was as follows:

Short Futures Contracts	Number of (Short) Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Dollar Deliverable Interest Rate Swap Future expiring 3/17/14	(1,672)	$(169,603,500)	$(356,047)
10 Year U.S. Dollar Deliverable Interest Rate Swap Future expiring 3/17/14	(2,750)	(284,753,906)	(3,881,578)

Total Short Futures Contracts	(4,422)		$(4,237,625)

Reverse repurchase agreements outstanding as of January 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Bank of America	0.91%	1/7/2014	2/7/2014	$10,798,455	$10,790,000
Bank of America	1.91%	1/7/2014	2/7/2014	5,288,684	5,280,000
Bank of America	0.91%	1/14/2014	2/14/2014	9,190,196	9,183,000
Bank of America	0.91%	1/14/2014	2/14/2014	15,386,047	15,374,000
Bank of America	1.51%	1/14/2014	2/14/2014	2,402,119	2,399,000
Bank of America	2.06%	1/17/2014	2/20/2014	1,067,072	1,065,000
Bank of America	1.16%	1/17/2014	2/20/2014	10,285,256	10,274,000
Bank of America	1.76%	1/24/2014	2/26/2014	6,030,714	6,021,000
Barclays	2.17%	1/6/2014	2/6/2014	12,264,926	12,242,068
Barclays	0.91%	1/8/2014	2/7/2014	11,812,966	11,804,000
Barclays	2.16%	1/16/2014	2/14/2014	18,994,305	18,961,332
Barclays	2.16%	1/16/2014	2/14/2014	4,811,004	4,802,652
Barclays	2.16%	1/16/2014	2/14/2014	11,660,940	11,640,697
Citi	1.34%	1/8/2014	4/8/2014	17,483,465	17,425,000
Citi	1.16%	1/13/2014	2/12/2014	4,144,126	4,140,124
Citi	1.86%	1/13/2014	2/12/2014	5,831,752	5,822,725
Citi	1.86%	1/13/2014	2/12/2014	3,940,733	3,934,633
Citi	1.86%	1/22/2014	2/21/2014	5,112,277	5,104,374
Citi	1.86%	1/29/2014	2/28/2014	14,327,807	14,305,645

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Credit Suisse	1.55%	1/6/2014	2/5/2014	$4,351,866	$4,346,252
Credit Suisse	0.91%	1/7/2014	2/6/2014	14,143,153	14,132,436
Credit Suisse	1.20%	1/10/2014	2/10/2014	8,368,799	8,360,160
Credit Suisse	1.10%	1/13/2014	2/12/2014	8,343,750	8,336,109
Credit Suisse	1.90%	1/15/2014	2/14/2014	7,586,737	7,574,744
Credit Suisse	1.90%	1/15/2014	2/14/2014	1,301,201	1,299,144
Credit Suisse	1.90%	1/16/2014	2/14/2014	3,580,690	3,575,218
Credit Suisse	1.90%	1/17/2014	2/18/2014	7,503,852	7,491,200
Credit Suisse	1.85%	1/17/2014	2/18/2014	7,567,300	7,554,876
Credit Suisse	1.90%	1/22/2014	2/21/2014	1,902,859	1,899,851
Credit Suisse	1.90%	1/24/2014	2/24/2014	556,616	555,707
Credit Suisse	1.55%	1/31/2014	3/3/2014	7,000,921	6,991,589
Goldman Sachs	0.91%	1/10/2014	2/10/2014	7,723,050	7,717,000
Goldman Sachs	0.96%	1/13/2014	2/13/2014	4,562,769	4,559,000
Goldman Sachs	0.96%	1/13/2014	2/13/2014	8,726,208	8,719,000
Goldman Sachs	2.01%	1/16/2014	2/18/2014	9,237,964	9,221,000
Guggenheim Partners, LLC	1.95%	1/7/2014	2/7/2014	2,436,084	2,432,000
Guggenheim Partners, LLC	1.95%	1/7/2014	2/7/2014	2,393,012	2,389,000
JP Morgan	0.81%	1/13/2014	2/13/2014	13,944,720	13,935,000
JP Morgan	0.76%	1/13/2014	2/13/2014	3,729,439	3,727,000
JP Morgan	1.66%	1/13/2014	2/13/2014	6,300,996	6,292,000
JP Morgan	1.66%	1/13/2014	2/13/2014	18,695,693	18,669,000
JP Morgan	1.66%	1/16/2014	2/18/2014	7,203,937	7,193,000
JP Morgan	1.66%	1/16/2014	2/18/2014	3,981,044	3,975,000
JP Morgan	1.66%	1/24/2014	2/24/2014	2,073,957	2,071,000
JP Morgan	1.66%	1/24/2014	2/24/2014	7,722,009	7,711,000
JP Morgan	1.66%	1/30/2014	3/3/2014	18,968,923	18,941,000
Morgan Stanley	1.65%	1/3/2014	2/3/2014	3,905,541	3,900,000
Morgan Stanley	1.20%	1/10/2014	2/10/2014	16,350,878	16,334,000
Nomura	1.19%	10/3/2013	4/3/2015	23,493,864	23,075,625
Nomura	1.91%	1/23/2014	2/25/2014	1,669,916	1,667,000
RBC Capital Markets	1.84%	11/12/2013	2/12/2014	13,532,314	13,469,000
RBC Capital Markets	1.84%	11/12/2013	2/12/2014	21,171,053	21,072,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2014

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
RBC Capital Markets	1.89%	12/5/2013	3/5/2014	$3,473,346	$3,457,000
RBC Capital Markets	1.89%	12/13/2013	3/13/2014	6,710,623	6,678,000
RBC Capital Markets	1.84%	12/16/2013	3/17/2014	18,042,659	17,959,000
RBC Capital Markets	1.84%	12/16/2013	3/17/2014	633,939	631,000
RBC Capital Markets	1.84%	12/16/2013	3/17/2014	4,767,104	4,745,000
RBC Capital Markets	1.84%	12/16/2013	3/17/2014	4,422,506	4,402,000
RBC Capital Markets	1.84%	12/16/2013	3/17/2014	12,863,645	12,804,000
RBC Capital Markets	1.84%	12/16/2013	3/17/2014	2,034,433	2,025,000
RBC Capital Markets	1.89%	12/18/2013	3/18/2014	22,143,291	22,039,000
RBC Capital Markets	1.89%	12/18/2013	3/18/2014	5,813,380	5,786,000
RBC Capital Markets	1.89%	12/18/2013	3/18/2014	9,774,034	9,728,000
RBS	1.24%	12/12/2013	3/12/2014	9,004,893	8,977,000
Wells Fargo	1.66%	1/6/2014	2/6/2014	664,951	664,000
Wells Fargo	1.66%	1/6/2014	2/6/2014	1,452,076	1,450,000
Wells Fargo	1.66%	1/27/2014	2/27/2014	2,740,915	2,737,000

					$543,837,161

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to at least 100% of the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statement of Assets and Liabilities

January 31, 2014

Assets
Investments in securities at fair value (cost $2,618,363,106)	$2,657,684,899
Cash	134
Cash due from broker (a)	13,201,756
Cash held at broker (b)	7,703,300
Receivable for fund shares sold	3,370,650
Receivable for investments sold	2,947,500
Dividends and interest receivable	11,489,758
Prepaid expenses	185,592

Total Assets	2,696,583,589

Liabilities
Payable for reverse repurchase agreements	543,837,161
Payable for fund shares redeemed	4,536,488
Payable for investments purchased	50,592,416
Payable for distributions to shareholders	1,715,217
Interest payable for reverse repurchase agreements	568,655
Payable for net variation margin on futures contracts	827,406
Payable to Adviser	1,536,725
Payable to administrator, fund accountant, and transfer agent	107,196
Payable to custodian	73,108
12b-1 fees accrued	197,727
Other accrued expenses	213,587

Total Liabilities	604,205,686

Net Assets	$2,092,377,903

Net Assets consist of:
Paid-in capital	$2,082,921,243
Accumulated net investment income (loss)	(172,283)
Accumulated net realized loss on investment transactions	(25,455,225)
Net unrealized appreciation on investments	39,321,793
Net unrealized appreciation (depreciation) on futures contracts	(4,237,625)

Net Assets	$2,092,377,903

(a)	Margin claim to be received from broker.
(b)	Cash used as collateral for futures contract transactions.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statement of Assets and Liabilities – (continued)

January 31, 2014

Class A:
Net Assets	$760,038,812

Shares outstanding (unlimited number of shares authorized, no par value)	62,431,717

Net asset value (“NAV”) per share	$12.17

Offering price per share (NAV/0.9775) (c)	$12.45

Class C:
Net Assets	$44,567,151

Shares outstanding (unlimited number of shares authorized, no par value)	3,669,757

Net asset value (“NAV”) and offering price per share	$12.14

Minimum redemption price per share (NAV*0.99) (d)	$12.02

Institutional Class:
Net Assets	$1,287,771,940

Shares outstanding (unlimited number of shares authorized, no par value)	105,811,179

Net asset value (“NAV”) and offering price per share	$12.17

(c)	Class A shares impose a maximum 2.25% sales charge on purchases.
(d)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statement of Operations

For the year ended January 31, 2014

Investment Income
Dividend income	$134,445
Interest income	103,043,980

Total Investment Income	103,178,425

Expenses
Investment Advisory fees	18,224,408
12b-1 fees – Class A	1,560,060
12b-1 fees – Class C	380,884
Administration expenses	599,337
Fund accounting expenses	177,347
Transfer agent expenses	290,352
Legal expenses	40,825
Registration expenses	200,670
Custodian expenses	264,474
Auditing expenses	32,200
Trustee expenses	9,056
Insurance expense	10,047
Pricing expenses	67,015
Report printing expense	108,917
24f-2 expense	151,457
CCO expense	3,031
Miscellaneous expenses	14,679
Interest on reverse repurchase agreements	7,006,060
Line of credit expense	210,162

Total Expenses	29,350,981

Fees contractually waived by Adviser	(3,869,799)

Net operating expenses	25,481,182

Net Investment Income	77,697,243

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investment transactions	(23,525,137)
Net realized loss on futures contracts	(412,352)
Net change in unrealized appreciation of investments	12,811,515
Net change in unrealized depreciation on futures contracts	(4,237,625)

Net realized and unrealized loss on investments	(15,363,599)

Net increase in net assets resulting from operations	$62,333,644

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statement of Cash Flows

For the year ended January 31, 2014

Increase/(Decrease) in Cash
Cash flows from operating activities:
Net increase in net assets resulting from operations	$62,333,644
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Accretion of discount/amortization of premium, net	(5,265,216)
Purchase of long-term securities	(2,620,983,188)
Proceeds from sales of long-term securities	1,148,779,911
Purchases of short-term securities, net	(51,536,163)
Increase in dividends and interest receivable	(7,529,707)
Increase in receivable for investments sold	(697,875)
Increase in prepaid expenses	(86,415)
Increase in payable for variation margin on futures contracts	827,406
Increase in payable to Adviser	1,068,091
Decrease in payable for investments purchased	(3,583,906)
Increase in interest payable for reverse repurchase agreements	458,991
Increase in accrued expenses and expenses payable	282,941
Net realized losses on investment securities	23,937,489
Net gains on paydowns of mortgage-backed securities	(28,739,439)
Change in unrealized appreciation on investments	(8,573,890)

Net cash used in operating activities	(1,489,307,326)

Cash flows from financing activities:
Increase in payable for reverse repurchase agreements	388,762,109
Proceeds from shares sold	2,099,449,020
Amount paid for shares redeemed	(964,095,543)
Cash distributions paid	(16,021,220)

Net cash provided from financing activities	1,508,094,366

Net change in cash	$18,787,040
Cash balance beginning of year	$2,118,150

Cash balance end of year	$20,905,190

Non cash financing activities not included herein consist of receivable for fund shares sold of $3,370,650, payable for fund shares redeemed of $4,536,488, payable for distributions to shareholders of $1,715,217, and reinvestment of distributions of $66,681,095.

Supplemental Information
Interest paid	$6,576,786

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statements of Changes in Net Assets

	For the Year Ended January 31, 2014	For the Year Ended January 31, 2013
Increase in Net Assets due to:
Operations
Net investment income	$77,697,243	$13,044,015
Net realized gain (loss) on investment transactions and futures contracts	(23,937,489)	4,395,366
Net change in unrealized appreciation of investments and futures contracts	8,573,890	26,233,180

Net increase in net assets resulting from operations	62,333,644	43,672,561

Distributions
From net investment income, Class A	(30,301,416)	(7,249,037)
From net investment income, Class C	(1,545,459)	(202,571)
From net investment income, Institutional Class	(50,498,388)	(2,891,461)
From net realized gains, Class A	(684,577)	(1,321,776)
From net realized gains, Class C	(46,361)	(63,207)
From net realized gains, Institutional Class	(1,341,331)	(820,614)

Total distributions	(84,417,532)	(12,548,666)

Capital Transactions – Class A
Proceeds from shares sold	757,804,040	540,098,989
Reinvestment of distributions	25,380,973	6,762,399
Amount paid for shares redeemed	(498,378,952)	(109,904,633)

Total Class A	284,806,061	436,956,755

Capital Transactions – Class C (a)
Proceeds from shares sold	29,188,997	22,401,838
Reinvestment of distributions	1,240,310	206,158
Amount paid for shares redeemed	(8,082,943)	(427,809)

Total Class C	22,346,364	22,180,187

Capital Transactions – Institutional Class (b)
Proceeds from shares sold	1,274,111,591	441,330,827
Reinvestment of distributions	40,059,812	3,514,112
Amount paid for shares redeemed	(461,314,303)	(6,908,839)

Total Institutional Class	852,857,100	437,936,100

Net increase in net assets resulting from capital transactions	1,160,009,525	897,073,042

Total Increase in Net Assets	1,137,925,637	928,196,937

Net Assets
Beginning of year	954,452,266	26,255,329

End of year	$2,092,377,903	$954,452,266

Accumulated undistributed net investment income (loss) included in net assets at end of year	$(172,283)	$3,003,048

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statements of Changes in Net Assets – (continued)

	For the Year Ended January 31, 2014	For the Year Ended January 31, 2013
Share Transactions – Class A
Shares sold	62,096,058	45,555,230
Shares issued in reinvestment of distributions	2,098,034	573,388
Shares redeemed	(41,165,435)	(9,185,969)

Total Class A	23,028,657	36,942,649

Share Transactions – Class C (a)
Shares sold	2,387,418	1,871,231
Shares issued in reinvestment of distributions	102,990	17,240
Shares redeemed	(673,943)	(35,179)

Total Class C	1,816,465	1,853,292

Share Transactions – Institutional Class (b)
Shares sold	104,592,577	36,354,579
Shares issued in reinvestment of distributions	3,317,550	291,363
Shares redeemed	(38,176,686)	(568,204)

Total Institutional Class	69,733,441	36,077,738

Net increase in share transactions	94,578,563	74,873,679

(a)	Class C shares commenced operations on March 14, 2012.
(b)	Institutional Class commenced operations on August 16, 2012.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund - Class A

Financial Highlights

(For a share outstanding during each period)

	For the Year Ended January 31, 2014	For the Year Ended January 31, 2013	For the Period Ended January 31, 2012 (a)
Selected Per Share Data:
Net asset value, beginning of period	$12.35	$10.67	$10.00

Income from investment operations:
Net investment income	0.54	0.60	0.26
Net realized and unrealized gain (loss) on investments	(0.13)	1.74	0.63

Total from investment operations	0.41	2.34	0.89

Less distributions to shareholders:
From net investment income	(0.58)	(0.61)	(0.22)
From net realized gains	(0.01)	(0.05)	-

Total distributions	(0.59)	(0.66)	(0.22)

Net asset value, end of period	$12.17	$12.35	$10.67

Total Return (b)	3.52%	22.57%	8.95%	(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$760,039	$486,444	$26,255
Ratio of expenses to average net assets	1.68%	1.60%	2.45%	(d)
Ratio of expenses to average net assets (excluding interest expense)	1.24%	1.26%	2.25%	(d)
Ratio of expenses to average net assets before waiver and reimbursement	1.91%	2.23%	3.38%	(d)
Ratio of expenses to average net assets before waiver and reimbursement (excluding interest expense)	1.47%	1.90%	3.18%	(d)
Ratio of net investment income to average net assets	4.60%	5.02%	5.29%	(d)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	4.36%	4.39%	4.36%	(d)
Portfolio turnover rate	61.70%	54.56%	17.85%	(c)

(a)	For the period June 28, 2011 (commencement of operations) to January 31, 2012.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, and excludes the sales charge.
(c)	Not annualized
(d)	Annualized

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund - Class C

Financial Highlights

(For a share outstanding during each period)

	For the Year Ended January 31, 2014	For the Period Ended January 31, 2013 (a)
Selected Per Share Data:
Net asset value, beginning of period	$12.31	$11.03

Income from investment operations:
Net investment income	0.45	0.47
Net realized and unrealized gain (loss) on investments	(0.12)	1.30

Total from investment operations	0.33	1.77

Less distributions to shareholders:
From net investment income	(0.49)	(0.44)
From net realized gains	(0.01)	(0.05)

Total distributions	(0.50)	(0.49)

Net asset value, end of period	$12.14	$12.31

Total Return (b)	2.82%	16.39%	(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$44,567	$22,821
Ratio of expenses to average net assets	2.43%	2.33%	(d)
Ratio of expenses to average net assets (excluding interest expense)	1.99%	2.00%	(d)
Ratio of expenses to average net assets before waiver and reimbursement	2.66%	2.91%	(d)
Ratio of expenses to average net assets before waiver and reimbursement (excluding interest expense)	2.22%	2.56%	(d)
Ratio of net investment income to average net assets	3.83%	4.12%	(d)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	3.60%	3.55%	(d)
Portfolio turnover rate	61.70%	54.56%	(c)

(a)	For the period March 14, 2012 (commencement of operations) to January 31, 2013.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized
(d)	Annualized

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund - Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Year Ended January 31, 2014	For the Period Ended January 31, 2013 (a)
Selected Per Share Data:
Net asset value, beginning of period	$12.34	$11.71

Income from investment operations:
Net investment income	0.56	0.25
Net realized and unrealized gain (loss) on investments	(0.10)	0.65

Total from investment operations	0.46	0.90

Less distributions to shareholders:
From net investment income	(0.62)	(0.22)
From net realized gains	(0.01)	(0.05)

Total distributions	(0.63)	(0.27)

Net asset value, end of period	$12.17	$12.34

Total Return (b)	3.88%	7.75%	(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,287,772	$445,187
Ratio of expenses to average net assets	1.43%	1.34%	(d)
Ratio of expenses to average net assets (excluding interest expense)	0.99%	0.99%	(d)
Ratio of expenses to average net assets before waiver and reimbursement	1.66%	1.89%	(d)
Ratio of expenses to average net assets before waiver and reimbursement (excluding interest expense)	1.22%	1.54%	(d)
Ratio of net investment income to average net assets	4.81%	5.07%	(d)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	4.58%	4.52%	(d)
Portfolio turnover rate	61.70%	54.56%	(c)

(a)	For the period August 16, 2012 (commencement of operations) to January 31, 2013.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized
(d)	Annualized

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements

January 31, 2014

NOTE 1. ORGANIZATION

The Angel Oak Multi-Strategy Income Fund (the “Fund”) is an open-end non-diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Angel Oak Capital Advisors, LLC (the “Adviser”). The investment objective of the Fund is current income.

The Fund currently offers three share classes, Class A, Class C and Institutional Class. Class A shares commenced operations on June 28, 2011, Class C shares commenced operations on March 14, 2012 and the Institutional Class shares commenced operations on August 16, 2012. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board of Trustees. Class A currently has a maximum sales charge on purchases of 2.25% as a percentage of the original purchase price (prior to May 30, 2013, the maximum sales charge was 5.75%). Class C does not have an initial sales charge on purchases. The dealer of record receives a payment from the Fund’s distributor of 1.00% of the amount you invest in Class C shares. If you redeem your Class C shares within one year of purchase, you will be subject to a 1.00% contingent deferred sales charge (“CDSC”), based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. For the year ended January 31, 2014, CDSC fees on Class A and Class C Shares paid to the Distributor were $30,000 and $26,991, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the year ended January 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees). Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended January 31, 2014, the Fund made the following reclassifications to increase/(decrease) the components of net assets:

Paid-in capital	Accumulated net investment income (loss)	Accumulated net realized loss on investment transactions
$16,189	$1,472,689	$(1,488,878)

Reverse Repurchase Agreements – A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

Futures Contracts – The Fund may enter into futures contracts to hedge various investments for risk management. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract. Cash held at the broker as of January 31, 2014, on the Statement of Assets and Liabilities is held for collateral for futures transactions.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. These securities will be classified as Level 1 securities. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 4 for information on futures contract activity during the fiscal year ended January 31, 2014.

Mortgage-Backed and Asset-Backed Securities Risks – Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The credit risk for these securities is affected by borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities may decline and therefore may not be adequate to cover underlying investors. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, the Fund may be more susceptible to risk factors affecting such types of securities.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value, such as pricing models and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including collateralized mortgage obligations, collateralized loan obligations, collateralized debt obligations and asset-backed securities when valued using market quotations in an active market, will be categorized as Level 1 securities.

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. For these securities, the pricing service may also use prepayment speeds, consideration of collateral, delinquency and loss assumptions, credit enhancements, special deal information and trustee reports, unemployment rates, credit risk, foreclosures, and liquidations. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Reverse repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2014:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets		Level 2 - Other Observable Inputs	Level 3 - Unobservable Inputs	Total
Collateralized Mortgage Obligations	$–		$1,885,191,839	$30,673,322	$1,915,865,161
Collateralized Loan Obligations	–		374,647,825	9,420,000	384,067,825
Asset Backed Securities	–		106,350,199	37,149,498	143,499,697
Collateralized Debt Obligations	–		28,814,950	3,143,910	31,958,860
Preferred Stocks	2,991,150		–	–	2,991,150
Cash Equivalents	179,302,206		–	–	179,302,206
Total	$182,293,356		$2,395,004,813	$80,386,730	$2,657,684,899
Liabilities
Reverse Repurchase Agreements	$–		$(543,837,161)	$–	$(543,837,161)
Short Futures Contracts	(4,237,625	)*	–	–	(4,237,625)
Total	$(4,237,625)		$(543,837,161)	$–	$(548,074,786)

*	The amount shown represents the gross unrealized depreciation on futures contracts.

During the year ended January 31, 2014, the Fund had no transfers between Levels 1 and 2 at any time during the reporting period. The Fund’s transfers between Level 3 and Level 2 are detailed in the table below. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Collateralized Mortgage Obligations	Collateralized Loan Obligations	Asset Backed Securities	Collateralized Debt Obligations	Total
Balance as of January 31, 2013	$45,210,184	$27,121,823	$2,930,668	$2,901,000	$78,163,675
Realized gain/(loss)	(62,258)	496,106	11	6,426	440,285
Accretion	201,435	58,676	4,858	3,960	268,929
Change in unrealized appreciation (depreciation)	(2,757,962)	557,847	(89,125)	(1,385)	(2,290,625)

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

	Collateralized Mortgage Obligations	Collateralized Loan Obligations	Asset Backed Securities	Collateralized Debt Obligations	Total
Purchases	$47,598,479	$20,825,313	$37,295,561	$3,143,909	$108,863,262
Sales	(14,747,400)	(21,565,000)	(714,347)	(2,910,000)	(39,936,747)
Transfers In to Level 3					–
Transfers Out of Level 3*	(44,769,156)	(18,074,765)	(2,278,128)	–	(65,122,049)

Balance as of January 31, 2014	$30,673,322	$9,420,000	$37,149,498	$3,143,910	$80,386,730

*	Transfers out of Level 3 were into Level 2 as a result of pricing sources beginning to price the securities on a daily basis.

The Fund’s Level 3 investments have been valued using acquisition cost. As a result, there were no unobservable inputs that have been internally developed by the Fund in determining the fair values of its investments as of January 31, 2014.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at January 31, 2014 was $(113,138) as shown below.

	Collateralized Mortgage Obligations	Collateralized Loan Obligations	Asset Backed Securities	Collateralized Debt Obligations	Total
Change in Unrealized Appreciation (Depreciation)	$–	$(72)	$(111,681)	$(1,385)	$(113,138)

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of January 31, 2014.

				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
Reverse Repurchase Agreements	$543,837,161	$–	$543,837,161	$543,837,161	$–	$–
Short Futures Contracts	827,406	–	827,406	–	827,406	–

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. As of January 31, 2014, the Fund did not enter into any netting agreements which would require any portfolio securities to be netted.

NOTE 4. DERIVATIVE TRANSACTIONS

The following tables present a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of January 31, 2014 and the effect of derivative instruments on the Statement of Operations for the fiscal year ended January 31, 2014.

At January 31, 2014:

		Asset Derivatives	Liability Derivatives
Derivatives	Type of Derivative Risk	Statement of Assets and Liabilities	Statement of Assets and Liabilities	Variation Margin on Futures Contracts
Short Futures Contracts	Interest Rate		Payable for net variation margin on futures contracts	$827,406

The effect of Derivative Instruments on the Statement of Operations for the year ended January 31, 2014:

Derivatives	Location of Gain/(Loss) on Derivatives on Statement of Operations	Contracts Sold Short	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Short Futures Contracts	Net realized loss on futures contracts/net change in unrealized depreciation on futures contracts	6,893	2,471	$(412,352)	$(4,237,625)

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund on the first $200 million in assets, 1.25% for the next $300 million in assets and 1.00% for any assets in excess of $500 million. For the year ended January 31, 2013, the Adviser earned a fee of $18,224,408 from the Fund before the reimbursement described below. At January 31, 2013, the Fund owed the Adviser $1,536,725.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until August 31, 2014, so that Total Annual Fund Operating Expenses does not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”). For the year ended January 31, 2014, the Adviser contractually waived fees of $3,869,799.

The waiver and/or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations described above. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at January 31, 2014 are as follows:

Amount	Recoverable through January 31,
$100,940	2015
$1,319,337	2016
$3,869,799	2017

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel related to that function. For the year ended January 31, 2014, HASI earned fees of $599,337 for administrative services provided to the Fund. At January 31, 2014, HASI was owed $65,064 from the Fund for administrative services. Certain officers and one Trustee of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc.

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - (continued)

(the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the year ended January, 31, 2014, the Custodian earned fees of $264,474 for custody services provided to the Fund. At January 31, 2014, the Custodian was owed $73,108 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the year ended January 31, 2014, HASI earned fees of $290,352 for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. At January 31, 2014, the Fund owed HASI $24,262 for transfer agent services and out-of-pocket expenses.

For the year ended January 31, 2014, HASI earned fees of $177,347 from the Fund for fund accounting services. At January 31, 2014, HASI was owed $17,870 from the Fund for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% (Class A shares) and 1.00% (Class C shares) of each share classes’ respective average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the year ended January 31, 2014, Class A shares 12b-1 expense incurred by the Fund was $1,560,060 and Class C shares 12b-1 expense incurred was $380,884. The Fund owed $160,182 for Class A shares and $37,545 for Class C shares 12b-1 fees as of January 31, 2014.

Unified Financial Securities, Inc. (“Unified”) acts as the principal distributor of the Fund’s shares. During the year ended January 31, 2014, the Distributor received $246,975 from commissions earned on sales of Class A shares and $302,599 from

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - (continued)

commissions earned on sales of Class C shares. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

NOTE 6. PURCHASES AND SALES OF SECURITIES

For the year ended January 31, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Purchases	Sales
U.S. Government Obligations	$92,182,125	$123,775,645
Other	2,528,801,063	1,025,004,266

At January 31, 2014, the unrealized appreciation (depreciation) of investments, excluding futures contracts, for tax purposes, was as follows:

Gross Unrealized Appreciation	$62,773,098
Gross Unrealized (Depreciation)	(23,451,305)

Net Unrealized Appreciation on Investments	$39,321,793

At January 31, 2014, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $2,618,363,106 for the Fund.

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At January 31, 2014, UBS owned, as record shareholder, 81% and 67%, of the outstanding shares of Class A and Class C, respectively. Charles Schwab & Co., owned, as record shareholder, 44%, of the

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 8. BENEFICIAL OWNERSHIP - (continued)

outstanding shares of Class I. The Trust does not know whether UBS or Charles Schwab & Co., or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 9. FEDERAL TAX INFORMATION

The tax character of distributions paid during the fiscal years ended January 31, 2014 and 2013 were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	2014	2013
Distributions paid from:
Ordinary Income	$82,564,518	$12,450,639
Net Long-Term Capital Gain	137,797	98,027

	$82,702,315	$12,548,666

At January 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$1,546,079
Undistributed long-term capital gains	–
Distributions payable	(1,715,217)
Accumulated capital and other losses	(29,695,995)
Unrealized appreciation	39,321,793

$9,456,660

As of January 31, 2014, the Fund had short-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $21,896,476.

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended January 31, 2014, the Fund deferred post October capital losses in the amount of $7,796,374.

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from performance of their duties to the Fund. Additionally, in the normal course of business,

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 10. COMMITMENTS AND CONTINGENCIES - (continued)

the Fund enters into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 11. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined by the Fund to be liquid. The Fund does not anticipate incurring any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by pricing service or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Adviser or pursuant to the Fund’s fair value policies and procedures. The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At January 31, 2014, the Fund held restricted securities representing 34.48% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
321 Henderson Receivables LLC, Series 2012-3A, Class A, 3.220%, 8/15/2041	2/11/2013*	$12,790,497	$12,920,000	$12,407,652
321 Henderson Receivables LLC, Series 2012-3A, Class B, 6.170%, 8/15/2041	11/9/2012	1,000,000	999,985	1,082,487
321 Henderson Receivables LLC, Series 2013-3A, Class A, 4.080%, 7/15/2041	10/10/2013	4,956,299	4,952,301	5,048,994
AMMC CLO IX Ltd., Series 2011-9A, Class E, 7.689%, 1/15/2022	5/10/2013	1,000,000	1,015,278	1,000,000
AMMC CLO XII Ltd., Series 2013-12A, Class E, 5.239%, 5/10/2025	3/13/2013*	4,250,000	3,863,020	3,997,550
ARES XXVII CLO Ltd., Series 2013-2A, Class E, 5.085%, 7/28/2025	1/17/2014	5,500,000	5,198,019	5,163,950

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
ARES XXV CLO Ltd., Series 2012-3A, Class E, 5.988%, 1/17/2024	1/3/2014	$3,250,000	$3,193,377	$3,214,900
ARES XXVI CLO Ltd., Series 2013-26A, Class E, 5.239%, 4/15/2025	3/1/2013*	8,200,000	7,478,773	7,730,140
ARES Enhanced Loan Investment Strategy IR Ltd., Series 2013-IRAR, Class D, 5.237%, 7/23/2025	12/13/2013	3,000,000	2,800,829	2,844,900
Acis CLO Ltd., Series 2013-1A, Class E, 5.837%, 4/18/2024	5/16/2013*	12,000,000	11,514,434	11,631,600
Acis CLO Ltd., Series 2014-3A, Class D, 3.358%, 2/1/2026	1/16/2014	4,000,000	3,590,000	3,590,000
Acis CLO Ltd., Series 2014-3A, Class E, 4.988%, 2/1/2026	1/16/2014	4,500,000	3,960,000	3,960,000
Alm Loan Funding, Series 2013-10A, Class D, 4.846%, 1/15/2025	12/20/2013	6,500,000	5,910,064	5,909,865
Anchorage Capital CLO Ltd., Series 2013-1A, Class D, 5.042%, 7/13/2025	6/5/2013	5,000,000	4,694,612	4,653,500
Apidos CDO, Series 2013-16A, Class D, 4.756%, 1/19/2025	11/21/2013	3,500,000	3,145,295	3,143,910
Atlas Senior Loan Fund Ltd., Series 2013-1A, Class E, 5.020%, 8/18/2025	5/31/2013	4,000,000	3,763,587	3,654,400
Atrium CDO Corp., Series 10A, Class E, 4.737%, 7/16/2025	4/25/2013	3,500,000	3,182,748	3,208,450
Avery Point III CLO Ltd, Series 2013-3A, Class E, 5.291%, 1/18/2025	11/4/2013	4,000,000	3,715,716	3,788,000
Babson CLO Ltd., Series 2012-1A, Class C, 4.239%, 4/15/2022	2/13/2013	9,000,000	9,025,735	9,000,000
Babson CLO Ltd., Series 2013-II, Class D, 4.779%, 1/18/2025	11/22/2013	5,000,000	4,484,294	4,480,350
Battalion CLO IV Ltd., Series 2013-4A, Class D, 4.837%, 10/22/2025	8/23/2013	3,000,000	2,686,974	2,750,700
Bayview Commercial Asset Trust, Series 2005-2A, Class A1, 0.468%, 8/25/2035	4/1/2013*	13,611,308	11,319,356	12,013,449
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 0.458%, 1/25/2036	4/29/2013	3,192,247	2,707,677	2,739,625

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
Bayview Commercial Asset Trust, Series 2005-4A, Class A2, 0.548%, 1/25/2036	5/3/2013	$3,450,819	$2,869,682	$2,989,696
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.739%, 7/15/2024	5/6/2013	5,000,000	4,831,551	4,792,500
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class D, 4.739%, 7/15/2024	5/6/2013	5,000,000	4,524,870	4,499,500
Benefit Street Partners CLO Ltd., Series 2013-IIIA, Class C, 3.543%, 1/20/2026	10/31/2013	1,000,000	918,951	942,800
Benefit Street Partners CLO Ltd., Series 2013-IIIA, Class D, 4.793%, 1/20/2026	10/31/2013	4,000,000	3,514,621	3,581,600
Brookside Mill CLO Ltd., Series 2013-1A, Class E, 4.638%, 4/17/2025	4/25/2013	3,000,000	2,709,964	2,753,400
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.000%, 4/15/2044	5/14/2013	7,931,000	6,849,341	7,015,184
CIFC Funding Ltd., Series 2012-1A, Class B2L, 7.239%, 8/14/2024	4/25/2013*	10,000,000	10,069,625	10,046,000
CIFC Funding Ltd., Series 2012-2A, Class B2L, 6.241%, 12/5/2024	4/30/2013*	6,630,000	6,630,000	6,613,425
CIFC Funding Ltd., Series 2012-II, Class B3L, 7.241%, 12/5/2024	1/9/2014	2,000,000	2,000,000	2,000,000
CIFC Funding Ltd., Series 2013-I, Class E, 6.362%, 4/16/2025	12/24/2013*	4,800,000	4,559,198	4,560,000
CIFC Funding Ltd., Series 2012-III, Class B2L, 6.236%, 1/29/2025	12/24/2013	9,200,000	9,200,000	9,200,000
CIFC Funding Ltd., Series 2013-3A, Class C, 3.506%, 10/24/2025	8/2/2013	3,000,000	2,761,892	2,868,300
COMM Mortgage Trust, Series 2013-CR6, Class E, 3/10/2046	6/4/2013	6,146,000	4,895,606	4,929,034
Cajun Global LLC, Series 2011-1A, Class A2, 5.955%, 2/20/2041	10/18/2013*	7,366,790	7,780,523	7,716,712
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.539%, 1/15/2024	2/12/2013	3,000,000	3,006,118	3,003,000

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class E, 5.737%, 1/20/2025	5/20/2013	$2,850,000	$2,855,491	$2,797,845
Carlyle Global Market Strategies CLO Ltd., Series 2013-3A, Class E, 5.489%, 7/15/2025	6/10/2013	2,000,000	1,782,883	1,802,600
Catamaran CLO Ltd., Series 2012-1A, Class D, 4.745%, 12/20/2023	5/1/2013	8,750,000	8,807,502	8,776,250
Catamaran CLO Ltd., Series 2013-1A, Class D, 3.989%, 1/27/2025	6/4/2013	4,000,000	3,937,278	3,896,000
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A1, 0.308%, 1/25/2036	7/23/2013*	12,106,620	10,275,328	10,587,142
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 0.358%, 1/25/2036	11/20/2013	9,720,913	8,466,625	8,810,617
Chevy Chase Mortgage Funding Corp., Series 2005-3A, Class A1, 0.338%, 7/25/2036	10/16/2013*	10,086,510	8,739,724	9,045,622
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.207%, 12/20/2035	3/6/2013	201,010,505	13,993,066	12,563,157
Credit Suisse Mortgage Capital Certificates, Series 2012-9, Class B1, 2.476%, 2/25/2050	11/21/2012*	10,363,000	9,427,216	9,273,517
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.237%, 11/21/2022	5/8/2013	5,000,000	5,046,980	5,033,000
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 6.737%, 11/21/2022	5/15/2013*	6,625,000	6,660,733	6,645,537
Drug Royalty II LP, Series 2012-1, Class A1, 4.239%, 1/15/2025	11/30/2012	2,255,573	2,255,573	2,278,128
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.441%, 8/15/2025	5/31/2013	5,000,000	4,843,830	4,737,000
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B6L, 4.141%, 8/15/2025	5/31/2013*	4,000,000	3,536,444	3,581,600
Emerson Park CLO Ltd., Series 2013-1A, Class E, 5.089%, 7/15/2025	7/19/2013*	3,000,000	2,726,605	2,828,100

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
Finn Square CLO Ltd, Series 2012-1A, Class D, 5.298%, 12/24/2023	1/17/2014	$4,600,000	$4,427,812	$4,418,300
Finn Square CLO Ltd., Series 2012-1A, Class C, 3.848%, 12/24/2023	2/20/2013	3,000,000	2,958,427	2,926,800
Fortress Credit BSL Ltd., Series 2013-1A, Class D, 3.737%, 1/19/2025	2/27/2013	10,000,000	9,694,855	9,613,000
Fortress Credit BSL II Ltd., Series 2013-2A, Class E, 5.365%, 10/19/2025	10/25/2013	5,000,000	4,456,458	4,650,500
GLG Ore Hill CLO Ltd., Series 2013-1A, Class D, 3.439%, 7/15/2025	5/31/2013	8,000,000	7,567,370	7,511,200
GS Mortgage Securities Corp. II, Series 2013-GC10, Class C, 4.777%, 2/10/2046	1/3/2014	5,000,000	4,754,906	4,872,880
GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.777%, 7/10/2046	9/26/2013	7,500,000	6,902,373	7,180,511
GS Mortgage Securities Trust, Series 2013-GC14, Class C, 8/10/2023	8/14/2013	6,600,000	6,291,495	6,642,445
GS Mortgage Securities Trust, Series 2013-GC14, Class D, 8/10/2023	8/14/2013*	7,260,000	6,263,372	6,584,268
Gallatin CLO IV Ltd., Series 2012-1A, Class E, 5.489%, 10/15/2023	12/6/2013	3,000,000	2,835,904	2,849,100
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class E, 5.645%, 12/20/2024	6/26/2013	3,000,000	2,739,323	2,873,400
ING IM CLO Ltd., Series 2012-1A, Class C, 3.739%, 4/15/2024	2/21/2013	4,750,000	4,653,333	4,598,000
ING IM CLO Ltd., Series 2013-2A, Class D, 5.239%, 4/25/2025	7/12/2013	2,000,000	1,828,445	1,898,800
ING IM CLO Ltd., Series 2013-3A, Class D, 4.736%, 1/18/2026	12/16/2013	3,700,000	3,323,502	3,378,100
JFIN Revolver CLO Ltd., Series 2013-1A, Class D, 3.997%, 1/20/2021	11/26/2013	7,000,000	6,637,210	6,885,900

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.089%, 4/30/2023	4/3/2013*	$4,000,000	$3,741,110	$3,929,600
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class E, 5.489%, 4/30/2023	5/13/2013*	13,200,000	12,323,995	12,547,920
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class D, 4.561%, 8/15/1946	8/2/2013	5,000,000	4,302,962	4,490,682
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3, 4.070%, 11/15/2043	12/6/2013	10,000,000	10,557,369	10,674,810
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.717%, 2/15/2046	11/7/2013	8,500,000	9,359,510	9,367,229
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class D, 5.008%, 12/15/2046	1/7/2014	5,000,000	4,497,488	4,597,187
Jefferies Loan Trust, Series 2013-A, Class A, 3.750%, 11/2/2014	5/16/2013	11,000,000	10,994,807	11,000,000
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 5.487%, 7/20/2024	5/6/2013	2,500,000	2,408,252	2,459,000
KVK CLO Ltd., Series 2013-1A, Class D, 4.592%, 4/14/2025	5/16/2013	2,000,000	2,017,174	2,004,600
KVK CLO Ltd., Series 2012-1X, Class E, 6.489%, 7/15/2023	5/9/2013	3,700,000	3,721,965	3,702,220
Keuka Park CLO Ltd., Series 2013-1A, Class E, 4.737%, 10/21/2024	11/5/2013	1,500,000	1,348,569	1,372,950
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.518%, 1/15/2024	1/15/2013*	9,000,000	8,721,741	9,008,100
Marine Park CLO Ltd., Series 2012-1A, Class D, 5.988%, 5/18/2023	6/5/2013*	9,000,000	8,982,726	8,919,900
MidOcean Credit CLO, Series 2013-2A, Class D, 3.885%, 1/29/2025	12/23/2013	2,000,000	1,870,072	1,870,000

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, 4.160%, 5/15/2046	12/13/2013	$6,500,000	$5,461,739	$5,667,701
Muir Woods CLO Ltd., Series 2012-1A, Class E, 6.743%, 9/14/2023	5/13/2013	2,500,000	2,523,749	2,505,750
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 4.737%, 1/23/2024	11/20/2012*	5,050,000	4,852,652	5,066,665
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class D, 3.935%, 4/28/2025	5/3/2013	7,000,000	6,817,162	6,799,100
NewMark Capital Funding CLO Ltd., Series 2013-1A, Class D, 3.029%, 6/2/2025	5/29/2013	1,000,000	903,881	921,000
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.741%, 5/15/2023	2/7/2013	3,000,000	3,024,256	3,003,900
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.437%, 7/22/2025	6/3/2013	7,500,000	7,173,655	7,044,750
OZLM Funding IV Ltd., Series 2013-4A, Class D, 4.887%, 7/22/2025	6/3/2013	7,000,000	6,531,459	6,365,100
Ocean Trails CLO IV, Series 2013-4A, Class A, 1.671%, 8/13/2025	9/26/2013	25,000,000	24,817,577	24,707,500
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.371%, 8/13/2025	7/25/2013	4,000,000	3,825,075	3,961,600
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class E, 6.739%, 1/15/2024	5/29/2013*	6,300,000	6,281,586	6,180,930
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.588%, 7/17/2025	5/15/2013	3,000,000	2,925,063	2,875,800
Palmer Square CLO Ltd., Series 2013-2A, Class D, 5.604%, 10/17/2025	12/19/2013	3,000,000	2,843,787	2,854,200
Portola CLO Ltd., Series 2007-1A, Class E, 6.641%, 11/15/2021	4/15/2013	2,913,645	2,896,732	2,915,393

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
Race Point CLO Ltd., Series 2013-8A, Class D, 3.837%, 2/20/2025	2/6/2013	$1,000,000	$991,248	$975,400
Saranac CLO I Ltd., Series 2013-1A, Class D, 3.859%, 10/26/2024	11/7/2013	4,000,000	3,684,025	3,784,000
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class D, 3.737%, 10/20/2023	10/2/2013	8,000,000	7,472,455	7,686,400
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class E, 4.737%, 10/20/2023	10/2/2013	13,100,000	11,355,353	11,854,190
Shackleton I CLO Ltd., Series 2012-1A, Class D, 4.989%, 8/14/2023	2/7/2013*	6,000,000	6,036,280	6,018,600
Shackleton 2013-III CLO Ltd., Series 2013-3A, Class D, 4.039%, 4/15/2025	3/20/2013	3,000,000	2,818,286	2,932,800
Shackleton 2013-III CLO Ltd., Series 2013-3A, Class E, 5.489%, 4/15/2025	3/20/2013	3,000,000	2,691,966	2,832,600
Slater Mill Loan Fund LP, Series 2012-1A, Class E, 5.738%, 8/17/2022	6/5/2013	4,250,000	4,221,867	4,180,300
SolarCity LMCLLC, Series 2013-1, Class A, 4.800%, 11/20/2038	11/13/2013	5,809,541	5,806,390	5,774,097
Sound Point CLO Ltd., Series 2012-1A, Class D, 4.817%, 10/20/2023	5/6/2013	2,000,000	2,013,236	2,001,800
Sound Point CLO Ltd., Series 2013-1A, Class B2L, 4.739%, 4/26/2025	5/6/2013*	7,000,000	6,385,033	6,317,500
Store Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042	8/17/2012*	6,423,550	6,825,842	6,908,335
Store Master Funding LLC, Series 2013-1A, Class A1, 4.160%, 3/20/2043	3/20/2013	4,935,952	4,934,913	4,916,134
Store Master Funding LLC, Series 2013-3A, Class A2, 5.210%, 11/20/2043	11/21/2013*	20,251,116	20,356,307	20,239,633
Sudbury Mill CLO Ltd., Series 2013-1A, Class E, 4.988%, 1/17/2026	11/14/2013	5,000,000	4,565,787	4,646,500

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.238%, 1/17/2025	1/16/2013*	$4,000,000	$3,944,918	$4,000,000
Symphony CLO Ltd., Series 2013-12A, Class D, 3.730%, 10/15/2025	9/20/2013	2,000,000	1,889,373	1,933,600
TICC CLO LLC, Series 2012-1A, Class D1, 5.988%, 8/25/2023	11/9/2012*	7,000,000	6,964,901	7,011,200
Trade MAPS 1 Ltd., Series 2013-1A, Class D, 5.161%, 12/10/2018	12/6/2013	2,000,000	2,000,000	2,001,880
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 4.891%, 5/10/2063	5/7/2013	7,000,000	5,886,452	5,987,198
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class E, 4.501%, 12/10/2045	5/13/2013	5,000,000	4,134,850	4,017,128
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 4.958%, 8/10/2049	8/28/2013	3,500,000	3,456,771	3,617,313
Venture CDO Ltd., Series 2012-11A, Class E, 6.739%, 11/14/2022	4/17/2013	1,500,000	1,500,000	1,504,500
Venture X CLO Ltd., Series 2012-12A, Class E, 5.538%, 2/28/2024	5/20/2013*	10,000,000	9,751,814	9,654,000
Venture XIII CLO Ltd., Series 2013-13A, Class D, 3.791%, 6/10/2025	3/12/2013	15,000,000	14,219,281	14,448,000
Vibrant CLO II Ltd., Series 2013-2A, Class D, 5.137%, 7/24/2024	8/13/2013	3,200,000	2,881,232	2,958,080
Vibrant CLO II Ltd., Series 2013-2A, Class C, 3.837%, 7/24/2024	8/13/2013	3,000,000	2,826,142	2,893,800
Vibrant CLO Ltd., Series 2012-1A, Class C, 4.738%, 7/17/2024	5/20/2013	10,200,000	10,298,092	10,233,660
Vibrant CLO Ltd., Series 2012-1A, Class D, 5.738%, 7/17/2024	12/6/2013	3,500,000	3,339,757	3,378,900
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class D, 4.803%, 11/15/2045	12/6/2013	9,000,000	8,147,365	8,456,872
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class D, 4.985%, 9/15/2046	1/3/2014	4,000,000	3,610,636	3,655,910

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

January 31, 2014

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
West CLO 2012-1 Ltd., Series 2012-1A, Class D, 6.736%, 10/30/2023	5/6/2013	$5,000,000	$5,030,935	$5,010,500
Wind River CLO Ltd., Series 2012-1A, Class D, 5.239%, 1/15/2024	4/18/2013	4,000,000	4,010,267	4,031,600
Wind River CLO Ltd., Series 2012-1A, Class E, 5.489%, 1/15/2024	12/13/2013	5,000,000	4,708,991	4,706,250
TOTAL				$721,447,161

*	The security was purchased on multiple dates with the initial purchase date shown.

NOTE 12. LINE OF CREDIT

The Fund participates in a short-term credit agreement (“Line of Credit”) with Huntington National Bank. (“Huntington”). Under the terms of the agreement, the Fund may borrow up to $100 million at an interest rate of LIBOR plus 125 basis points, prior to May 31, 2013, the borrowing agreement was for up to $50 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $100 million for providing the Line of Credit. As of January 31, 2014, the Fund had no outstanding borrowings under this Line of Credit.

Average Daily Loan Balance	Weighted Average Interest Rate	Number of Days Outstanding*	Interest Expense Incurred	Maximum Loan Outstanding
$22,793,215	1.44%	33	$29,717	$40,821,948

*	Number of Days Outstanding represents the total days during the year ended January 31, 2014 that the Fund utilized the Line of Credit.

NOTE 13. SUBSEQUENT EVENT

Management has evaluated events or transactions that may have occurred since January 31, 2014, that would merit recognition or disclosure in the financial statements. Based upon this evaluation, and at a Board meeting held March 11-12, 2014, Carol J. Highsmith was appointed to serve as Secretary to the Trust replacing Heather A. Bonds, who resigned as the Secretary of the Trust effective March 7, 2014.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Angel Oak Multi-Strategy Income Fund

(Valued Advisers Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Angel Oak Multi-Strategy Income Fund (the “Fund”), a series of Valued Advisers Trust, as of January 31, 2014, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Angel Oak Multi-Strategy Income Fund as of January 31, 2014, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

March 31, 2014

Additional Federal Income Tax Information (Unaudited):

For the year ended January 31, 2014, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%.

For the taxable year ended January 31, 2014, the Fund paid qualified dividend income of 0.14%.

For the taxable year ended January 31, 2014, the percentage of ordinary income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations was 0.14%.

For the year ended January 31, 2014, the Fund designated $137,797 as long-term capital gain distributions and $1,934,280 as short-term capital gain distributions.

TRUSTEES AND OFFICERS – (unaudited)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

The following table provides information regarding each of the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Ira Cohen, 54 Independent Trustee, June 2010 to present.	Independent financial services consultant (Feb. 2005 – present).
Andrea N. Mullins, 46, Independent Trustee, December 2013 to present.	Private investor; Principal Financial Officer, Treasurer and Vice President, Eagle Asset Management, Inc. (investment adviser) (2004 – 2010).

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	The Trust consists of 14 series.

The following table provides information regarding the Trustee who is considered an “interested person” of the Trust, as that term is defined under the 1940 Act. Based on the experience of the Trustee, the Trust concluded that the individual described below should serve as a Trustee.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 49, Trustee and Chairman, June 2010 to present.	Trustee, Valued Advisers Trust since June 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer of Dreman Contrarian Funds from March 2011 to February 2013; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	The Trust consists of 14 series.

The following table provides information regarding the Officers of the Trust:

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 49, Principal Executive Officer and President, February 2010 to present.	Trustee, Valued Advisers Trust since June 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer of Dreman Contrarian Funds from March 2011 to February 2013; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010.
John C. Swhear, 52, Chief Compliance Officer, AML Officer and Vice President, August 2008 to present.	Vice President of Legal Administration and Compliance for Huntington Asset Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Interim President of the Unified Series Trust since March 2012, and Senior Vice President from May 2007 to March 2012; Secretary of Huntington Funds from April 2010 to February 2012; President and Chief Executive Officer of Dreman Contrarian Funds from March 2010 to March 2011, and Vice President and Acting Chief Executive Officer, 2007 to March 2010.
Carol J. Highsmith, 49, Vice President, August 2008 to present. Secretary, March 2014 to Present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since November of 1994; currently Vice President of Legal Administration.
Matthew J. Miller, 37, Vice President, December 2011 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since July of 1998; currently Vice President of Relationship Management; Vice President of Huntington Funds since February 2010.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Bryan W. Ashmus, 41, Principal Financial Officer and Treasurer, December 2013 to present	Vice President, Financial Administration, Huntington Asset Services, Inc., since September 2013; Chief Financial Officer and Treasurer, The Huntington Strategy Shares and The Huntington Funds Trust since November 2013; Vice President, Treasurer Services, Citi Fund Services Ohio, Inc., 2005 to 2013.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	The Trust consists of 14 series.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 625-3042 to request a copy of the SAI or to make shareholder inquiries.

Management Agreement Renewal – (Unaudited)

At a meeting held on December 10 – 11, 2013, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust and Angel Oak Capital Advisors, LLC (the “Adviser”) with respect to the Angel Oak Multi-Strategy Income Fund (the “Fund”). Counsel noted that the 1940 Act requires the approval of the investment advisory agreement between the Trust and its investment adviser by the Board, including a majority of the Independent Trustees. The Board discussed the arrangements between the Adviser and the Trust with respect to the Fund. The Board reviewed a memorandum from Counsel, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Agreement. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the renewal of the Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

Management Agreement Renewal – (Unaudited) (continued)

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Agreement, including: (i) reports regarding the services and support provided to the Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Fund by personnel of the Adviser; (iii) commentary on the reasons for the performance; (iv) presentations by Fund management addressing the Adviser’s investment philosophy, investment strategy, personnel and operations used to manage the Fund; (v) compliance and audit reports concerning the Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; (vii) information on relevant developments in the mutual fund industry and how the Fund and/or Adviser are responding to them; and (viii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

1. The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the Adviser’s responsibilities under the Agreement. The Trustees considered the services being provided by the Adviser to the Fund including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities), its process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, its coordination of services for the Fund among the Fund’s service providers, and its efforts to promote the Fund and grow its assets. The Trustees considered the Adviser’s continuity of, and commitment to retain, qualified personnel and the Adviser’s commitment to maintain and enhance its resources and systems, the commitment of the Adviser’s personnel to finding alternatives and options that allow the Fund to maintain its goals, and the Adviser’s continued cooperation with the Independent Trustees and Counsel for the Fund. The Trustees considered the Adviser’s

Management Agreement Renewal – (Unaudited) (continued)

personnel, including the education and experience of the Adviser’s personnel. After considering the foregoing information and further information in the Meeting materials provided by the Adviser (including the Adviser’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser were satisfactory and adequate for the Fund.

2. Investment Performance of the Fund and the Adviser. In considering the investment performance of the Fund and the Adviser, the Trustees compared the performance of the Fund with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data and the Fund’s benchmark. The Trustees also considered the consistency of the Adviser’s management of the Fund with its investment objective, strategies, and limitations. The Trustees considered the Fund’s performance relative to the performance of another account that is managed by the Adviser and has similar asset allocation as the Fund, although it was noted that the other account was not managed in a manner that was identical to the manner in which the Fund is managed. The Trustees noted that the Fund outperformed most of its peers in the multi-sector bond category during relevant periods and that it performed comparably to the intermediate term bond during the most recent one year period and it significantly outperformed most of the peers in that same category since the Fund’s inception. The Trustees considered the Adviser’s perspective that the multi-sector bond category was a more appropriate comparable category. After reviewing and discussing the investment performance of the Fund further, the Adviser’s experience managing the Fund, the Adviser’s historical performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Fund and the Adviser was acceptable.

3. The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund. In considering the costs of services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, the Trustees considered: (1) the Adviser’s financial condition; (2) asset level of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser regarding its profits associated with managing the Fund. The Trustees also considered potential benefits for the Adviser in managing the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other comparable mutual funds. The Trustees observed that the Fund’s management fee and overall expense ratio tended to be higher than its peer group average. Based on the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund and the profits to be realized by the Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

4. The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the

Management Agreement Renewal – (Unaudited) (continued)

Fund’s investors. In this regard, the Board considered the Fund’s fee arrangements with the Adviser. The Board noted that the management fee structure contained breakpoints that would come into effect as asset levels increased and thus the Fund’s shareholders would realize the effect of economies of scale as the Fund grows. The Board also observed that as the Fund’s assets had increased, the advisory fees did, in fact, reflect the economies of scale for the benefit of the Fund’s shareholders. Moreover, the Board noted that the Adviser had continued to maintain an expense limitation arrangement that would limit the expenses of the Fund should assets fall below the levels necessary to benefit from the breakpoint structure contained in the management fee structure. In light of the foregoing, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

5. Possible conflicts of interest and benefits to the Adviser. In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Adviser’s code of ethics. The Trustees considered that the Adviser may utilize soft dollars and its policies relating thereto. The Trustees also considered disclosure in the registration statement of the Trust relating to the Adviser’s potential conflicts of interest. In terms of other benefits to the Adviser, the Trustees considered the Adviser’s perspective that the Fund broadens the Adviser’s product offerings and investor universe to potential clients, including particularly those that may find the public nature and liquidity of the Fund appealing. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined to approve the continuation of the Agreement between the Trust and the Adviser.

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder holds shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information A Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (877) 625-3042 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW

Suite 500

Atlanta, GA 30305

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group TM

2041 West 141st Terrace, Suite 119

Leawood, KS 66224

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is Andrea N. Mullins, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
	Registrant
	The Golub Group Equity Fund:	FY 2014	$12,500
		FY 2013	$12,500

	The Angel Oak Multi-Strategy Income Fund:	FY 2014	$37,500
		FY 2013	$29,700

(b)	Audit-Related Fees
	Registrant
	The Golub Group Equity Fund:	FY 2014	$0
		FY 2013	$0

	The Angel Oak Multi-Strategy Income Fund:	FY 2014	$0
		FY 2013	$0

(c)	Tax Fees
	Registrant
	The Golub Group Equity Fund:	FY 2014	$2,500
		FY 2013	$2,500

	The Angel Oak Multi-Strategy Income Fund:	FY 2014	$2,500
		FY 2013	$2,500

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d)	All Other Fees
	Registrant
	The Golub Group Equity Fund:	FY 2014	$0
		FY 2013	$0

	The Angel Oak Multi-Strategy Income Fund:	FY 2014	$0
		FY 2013	$0

(e)	(1)	Audit Committee’s Pre-Approval Policies

		The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

	(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:	0%
Tax Fees:	0%
All Other Fees:	0%

(f) During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2014	$0	$0
FY 2013	$0	$0

(h) Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT

APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code is filed herewith.

(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Valued Advisers Trust

By
/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	March 31, 2014

By
/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	March 31, 2014